UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 9 of its series, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT Omega Growth Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Total Return Bond Fund. Each series had a December 31 fiscal year end.

Date of reporting period: September 30, 2013

ITEM 1. INVESTMENTS

Wells Fargo Advantage VT Discovery Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 99.44%
Consumer Discretionary : 19.09%
Auto Components : 1.39%
BorgWarner Incorporated	20,000	$2,027,800

Distributors : 1.82%
LKQ Corporation †	83,324	2,654,703

Hotels, Restaurants & Leisure : 0.74%
Panera Bread Company Class A †	6,788	1,076,102

Internet & Catalog Retail : 0.81%
HomeAway Incorporated †	42,100	1,178,800

Leisure Equipment & Products : 0.42%
LeapFrog Enterprises Incorporated «†	65,700	618,894

Media : 1.72%
AMC Networks Incorporated Class A †	36,800	2,520,064

Specialty Retail : 7.52%
Conn’s Incorporated «†	13,300	665,532
DSW Incorporated Class A	20,993	1,791,123
Finish Line Incorporated Class A	47,200	1,173,864
GNC Holdings Incorporated Class A	24,619	1,344,936
Lithia Motors Incorporated Class A	22,000	1,605,120
Lumber Liquidators Holdings Incorporated †	16,200	1,727,730
Restoration Hardware Holdings Incorporated †	18,245	1,155,821
Ulta Salon Cosmetics & Fragrance Incorporated †	12,726	1,520,248
		10,984,374

Textiles, Apparel & Luxury Goods : 4.67%
Movado Group Incorporated	39,600	1,732,500
PVH Corporation	14,900	1,768,481
Skechers U.S.A. Incorporated Class A †	40,500	1,259,955
Under Armour Incorporated Class A †	26,000	2,065,700
		6,826,636

Consumer Staples : 5.16%
Beverages : 1.80%
Constellation Brands Incorporated Class A †	45,800	2,628,920

Food & Staples Retailing : 1.27%
Rite Aid Corporation †	390,600	1,859,256

Food Products : 2.09%
Annie’s Incorporated «†	32,087	1,575,472
Boulder Brands Incorporated †	46,000	737,840
Green Mountain Coffee Roasters Incorporated †	9,700	730,701
		3,044,013

Energy : 3.81%
Oil, Gas & Consumable Fuels : 3.81%
Bonanza Creek Energy Incorporated †	15,700	757,682
Goodrich Petroleum Corporation †	36,200	879,298
Gulfport Energy Corporation †	32,799	2,110,288
Oasis Petroleum Incorporated †	37,000	1,817,810
		5,565,078

1

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Discovery Fund

Security name	Shares	Value
Financials : 5.94%
Capital Markets : 1.45%
Affiliated Managers Group Incorporated †	11,600	$2,118,624

Commercial Banks : 1.11%
Texas Capital Bancshares Incorporated †	35,300	1,622,741

Diversified Financial Services : 1.34%
IntercontinentalExchange Incorporated †	10,800	1,959,336

Insurance : 0.79%
Brown & Brown Incorporated	36,100	1,158,810

Real Estate Management & Development : 1.25%
CBRE Group Incorporated †	78,900	1,824,957

Health Care : 12.78%
Biotechnology : 7.00%
Achillion Pharmaceuticals Incorporated †	45,524	137,482
Aegerion Pharmaceuticals Incorporated †	11,900	1,019,949
Alkermes plc †	25,800	867,396
Alnylam Pharmaceuticals Incorporated †	20,800	1,331,408
BioMarin Pharmaceutical Incorporated †	15,457	1,116,305
Cepheid Incorporated †	47,165	1,841,322
Cubist Pharmaceuticals Incorporated †	25,034	1,590,911
Isis Pharmaceuticals Incorporated «†	9,645	362,073
Puma Biotechnology Incorporated †	9,900	531,234
Theravance Incorporated †	25,100	1,026,339
Vanda Pharmaceuticals Incorporated †	37,200	408,084
		10,232,503

Health Care Equipment & Supplies : 2.32%
Cooper Companies Incorporated	15,200	1,971,288
Wright Medical Group Incorporated †	54,375	1,418,100
		3,389,388

Health Care Providers & Services : 1.55%
Envision Healthcare Holdings Incorporated †	44,193	1,150,344
Team Health Holdings Incorporated †	29,300	1,111,642
		2,261,986

Life Sciences Tools & Services : 1.00%
Bruker BioSciences Corporation †	70,800	1,462,020

Pharmaceuticals : 0.91%
Santarus Incorporated †	58,689	1,324,611

Industrials : 25.72%
Aerospace & Defense : 3.01%
B/E Aerospace Incorporated †	28,700	2,118,634
DigitalGlobe Incorporated †	72,094	2,279,612
		4,398,246

2

Wells Fargo Advantage VT Discovery Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Shares	Value
Airlines : 2.89%
Allegiant Travel Company	17,709	$1,865,820
Copa Holdings SA Class A	17,000	2,357,390
		4,223,210

Building Products : 2.38%
Fortune Brands Home & Security Incorporated	83,591	3,479,893

Commercial Services & Supplies : 1.29%
Clean Harbors Incorporated †	32,200	1,888,852

Construction & Engineering : 1.15%
Quanta Services Incorporated †	60,900	1,675,359

Machinery : 6.72%
Chart Industries Incorporated †	15,400	1,894,816
Colfax Corporation †	26,618	1,503,651
Graco Incorporated	29,500	2,184,770
Nordson Corporation	10,240	753,971
Proto Labs Incorporated †	12,900	985,431
Wabtec Corporation	39,600	2,489,652
		9,812,291

Professional Services : 4.28%
Advisory Board Company †	34,500	2,052,060
Towers Watson & Company Class A	19,300	2,064,328
Verisk Analytics Incorporated Class A †	32,900	2,137,184
		6,253,572

Road & Rail : 2.67%
Hertz Global Holdings Incorporated †	73,600	1,630,976
Kansas City Southern	20,800	2,274,688
		3,905,664

Trading Companies & Distributors : 1.33%
United Rentals Incorporated †	33,200	1,935,228

Information Technology : 23.77%
Communications Equipment : 0.93%
F5 Networks Incorporated †	15,900	1,363,584

Computers & Peripherals : 1.36%
Stratasys Limited «†	19,628	1,987,531

Electronic Equipment, Instruments & Components : 2.08%
FEI Company	22,700	1,993,060
IPG Photonics Corporation «	18,500	1,041,735
		3,034,795

Internet Software & Services : 5.67%
Angie’s List Incorporated «†	43,879	987,278
Cornerstone OnDemand Incorporated †	34,700	1,784,968
CoStar Group Incorporated †	11,500	1,930,850
MercadoLibre Incorporated	14,400	1,942,704
Shutterstock Incorporated †	5,581	405,850
Zillow Incorporated Class A †	14,600	1,231,802
		8,283,452

3

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Discovery Fund

Security name			Shares	Value
IT Services : 3.89%
Alliance Data Systems Corporation †			12,400	$2,622,228
Vantiv Incorporated Class A †			109,353	3,055,323
				5,677,551

Semiconductors & Semiconductor Equipment : 0.92%
Cavium Incorporated †			32,700	1,347,240

Software : 8.92%
ACI Worldwide Incorporated †			33,569	1,814,740
Aspen Technology Incorporated †			61,900	2,138,645
CommVault Systems Incorporated †			31,500	2,766,645
Fleetmatics Group plc †			27,004	1,014,000
Guidewire Software Incorporated †			38,100	1,794,891
ServiceNow Incorporated †			42,186	2,191,563
Splunk Incorporated †			21,849	1,311,814
				13,032,298

Materials : 1.72%
Chemicals : 1.30%
W.R. Grace & Company †			21,800	1,905,320

Construction Materials : 0.42%
Headwaters Incorporated †			68,163	612,783

Telecommunication Services : 1.45%
Wireless Telecommunication Services : 1.45%
SBA Communications Corporation Class A †			26,284	2,114,811

Total Common Stocks (Cost $111,852,256)				145,271,296

		Yield
Short-Term Investments : 3.39%
Investment Companies : 3.39%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	244,544	244,544
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.12	4,704,313	4,704,313
Total Short-Term Investments (Cost $4,948,857)				4,948,857

Total investments in securities (Cost $116,801,113)*	102.83%			150,220,153
Other assets and liabilities, net	(2.83)			(4,139,006)

Total net assets	100.00%			$146,081,147

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $117,454,965 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$34,413,595
Gross unrealized depreciation	(1,648,407)

Net unrealized appreciation	$32,765,188

4

Wells Fargo Advantage VT Discovery Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are generally fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$145,271,296	$0	$0	$145,271,296
Short-term investments
Investment companies	244,544	4,704,313	0	4,948,857

	$145,515,840	$4,704,313	$0	$150,220,153

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 59.78%
Consumer Discretionary : 6.98%
Auto Components : 0.25%
BorgWarner Incorporated	388	$39,339
Delphi Automotive plc	957	55,908
Johnson Controls Incorporated	2,319	96,239
The Goodyear Tire & Rubber Company †	834	18,723
		210,209

Automobiles : 0.46%
Ford Motor Company	13,358	225,349
General Motors Company †	3,191	114,780
Harley-Davidson Incorporated	756	48,561
		388,690

Distributors : 0.05%
Genuine Parts Company	525	42,467

Diversified Consumer Services : 0.03%
H&R Block Incorporated	928	24,740

Hotels, Restaurants & Leisure : 1.07%
Carnival Corporation	1,484	48,438
Chipotle Mexican Grill Incorporated †	104	44,585
Darden Restaurants Incorporated	441	20,414
International Game Technology	884	16,734
Marriott International Incorporated Class A	771	32,428
McDonald’s Corporation	3,389	326,056
Starbucks Corporation	2,548	196,120
Starwood Hotels & Resorts Worldwide Incorporated	661	43,923
Wyndham Worldwide Corporation	450	27,437
Wynn Resorts Limited	274	43,295
Yum! Brands Incorporated	1,512	107,942
		907,372

Household Durables : 0.20%
D.R. Horton Incorporated	963	18,711
Garmin Limited «	417	18,844
Harman International Industries Incorporated	230	15,233
Leggett & Platt Incorporated	481	14,502
Lennar Corporation	562	19,895
Newell Rubbermaid Incorporated	976	26,840
Pulte Homes Incorporated	1,185	19,553
Whirlpool Corporation	268	39,246
		172,824

Internet & Catalog Retail : 0.80%
Amazon.com Incorporated †	1,254	392,051
Expedia Incorporated	364	18,852
Netflix Incorporated †	199	61,533
priceline.com Incorporated †	174	175,905
TripAdvisor Incorporated †	378	28,668
		677,009

Leisure Equipment & Products : 0.08%
Hasbro Incorporated	391	18,432
Mattel Incorporated	1,168	48,892
		67,324

1

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Media : 1.74%
Cablevision Systems Corporation New York Group Class A	725	$12,209
CBS Corporation Class B	1,907	105,190
DIRECTV Group Incorporated †	1,731	103,427
Discovery Communications Incorporated Class A †	782	66,016
Gannett Company Incorporated	777	20,816
Interpublic Group of Companies Incorporated	1,431	24,585
News Corporation Class A †	1,688	27,109
Omnicom Group Incorporated	872	55,320
Scripps Networks Interactive Incorporated	370	28,901
Time Warner Cable Incorporated	969	108,140
Time Warner Incorporated	3,119	205,261
Twenty-First Century Fox Incorporated	6,735	225,623
Viacom Incorporated Class B	1,471	122,946
Walt Disney Company	5,633	363,272
Washington Post Company Class B	14	8,559
		1,477,374

Multiline Retail : 0.45%
Dollar General Corporation †	1,009	56,968
Dollar Tree Incorporated †	756	43,213
Family Dollar Stores Incorporated	327	23,551
JCPenney Company Incorporated «†	650	5,733
Kohl’s Corporation	692	35,811
Macy’s Incorporated	1,275	55,169
Nordstrom Incorporated	488	27,426
Target Corporation	2,140	136,917
		384,788

Specialty Retail : 1.40%
Abercrombie & Fitch Company Class A	259	9,161
AutoNation Incorporated †	218	11,373
AutoZone Incorporated †	120	50,728
Bed Bath & Beyond Incorporated †	738	57,092
Best Buy Company Incorporated	914	34,275
CarMax Incorporated †	758	36,740
GameStop Corporation Class A	396	19,661
Gap Incorporated	935	37,662
Home Depot Incorporated	4,857	368,403
L Brands Incorporated	825	50,408
Lowe’s Companies Incorporated	3,566	169,777
O’Reilly Automotive Incorporated †	368	46,953
PetSmart Incorporated	352	26,844
Ross Stores Incorporated	734	53,435
Staples Incorporated	2,239	32,801
Tiffany & Company	372	28,503
TJX Companies Incorporated	2,425	136,746
Urban Outfitters Incorporated †	369	13,568
		1,184,130

Textiles, Apparel & Luxury Goods : 0.45%
Coach Incorporated	956	52,131
Fossil Group Incorporated †	170	19,761
Nike Incorporated Class B	2,536	184,215
PVH Corporation	276	32,758
Ralph Lauren Corporation	205	33,770
VF Corporation	298	59,317
		381,952

2

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Shares	Value
Consumer Staples : 6.01%
Beverages : 1.33%
Beam Incorporated	548	$35,428
Brown-Forman Corporation Class B	550	37,472
Coca-Cola Enterprises Incorporated	842	33,857
Constellation Brands Incorporated Class A †	562	32,259
Dr Pepper Snapple Group Incorporated	690	30,926
Molson Coors Brewing Company	535	26,820
Monster Beverage Corporation †	459	23,983
PepsiCo Incorporated	5,229	415,706
The Coca-Cola Company	12,927	489,675
		1,126,126

Food & Staples Retailing : 1.43%
Costco Wholesale Corporation	1,480	170,378
CVS Caremark Corporation	4,164	236,307
Safeway Incorporated	818	26,168
Sysco Corporation	1,995	63,501
The Kroger Company	1,757	70,877
Wal-Mart Stores Incorporated	5,519	408,185
Walgreen Company	2,948	158,602
Whole Foods Market Incorporated	1,262	73,827
		1,207,845

Food Products : 0.96%
Archer Daniels Midland Company	2,235	82,337
Campbell Soup Company	605	24,630
ConAgra Foods Incorporated	1,431	43,417
General Mills Incorporated	2,176	104,274
Hormel Foods Corporation	456	19,207
JM Smucker Company	356	37,394
Kellogg Company	872	51,213
Kraft Foods Group Incorporated	2,020	105,929
McCormick & Company Incorporated	447	28,921
Mead Johnson Nutrition Company	686	50,942
Mondelez International Incorporated Class A	6,037	189,683
The Hershey Company	506	46,805
Tyson Foods Incorporated Class A	943	26,668
		811,420

Household Products : 1.22%
Clorox Company	442	36,120
Colgate-Palmolive Company	2,988	177,188
Kimberly-Clark Corporation	1,298	122,298
Procter & Gamble Company	9,286	701,929
		1,037,535

Personal Products : 0.11%
Avon Products Incorporated	1,470	30,282
Estee Lauder Companies Incorporated Class A	866	60,533
		90,815

3

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Tobacco : 0.96%
Altria Group Incorporated	6,796	$233,443
Lorillard Incorporated	1,268	56,781
Philip Morris International	5,487	475,119
Reynolds American Incorporated	1,073	52,341
		817,684

Energy : 6.26%
Energy Equipment & Services : 1.13%
Baker Hughes Incorporated	1,502	73,748
Cameron International Corporation †	834	48,681
Diamond Offshore Drilling Incorporated	235	14,645
Ensco plc Class A	792	42,570
FMC Technologies Incorporated †	803	44,502
Halliburton Company	2,867	138,046
Helmerich & Payne Incorporated	361	24,891
Nabors Industries Limited	880	14,133
National Oilwell Varco Incorporated	1,449	113,181
Noble Corporation	859	32,444
Rowan Companies plc †	421	15,459
Schlumberger Limited	4,486	396,383
		958,683

Oil, Gas & Consumable Fuels : 5.13%
Anadarko Petroleum Corporation	1,704	158,455
Apache Corporation	1,369	116,557
Cabot Oil & Gas Corporation	1,426	53,218
Chesapeake Energy Corporation	1,718	44,462
Chevron Corporation	6,550	795,825
ConocoPhillips Company	4,147	288,258
CONSOL Energy Incorporated	776	26,112
Denbury Resources Incorporated †	1,264	23,270
Devon Energy Corporation	1,294	74,741
EOG Resources Incorporated	923	156,245
EQT Corporation	510	45,247
Exxon Mobil Corporation	14,924	1,284,061
Hess Corporation	978	75,639
Kinder Morgan Incorporated	2,282	81,171
Marathon Oil Corporation	2,406	83,921
Marathon Petroleum Corporation	1,061	68,244
Murphy Oil Corporation	595	35,890
Newfield Exploration Company †	460	12,590
Noble Energy Incorporated	1,217	81,551
Occidental Petroleum Corporation	2,732	255,551
Peabody Energy Corporation	915	15,784
Phillips 66 Company	2,071	119,745
Pioneer Natural Resources Company	469	88,547
QEP Resources Incorporated	607	16,808
Range Resources Corporation	554	42,043
Southwestern Energy Company †	1,191	43,329
Spectra Energy Corporation	2,269	77,668
Tesoro Corporation	458	20,143
The Williams Companies Incorporated	2,316	84,210
Valero Energy Corporation	1,838	62,768
WPX Energy Incorporated †	680	13,097
		4,345,150

Financials : 9.72%
Capital Markets : 1.27%
Ameriprise Financial Incorporated	670	61,024

4

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Shares	Value
Capital Markets (continued)
Bank of New York Mellon Corporation	3,901	$117,771
BlackRock Incorporated	426	115,284
Charles Schwab Corporation	3,921	82,890
E*TRADE Financial Corporation †	973	16,055
Franklin Resources Incorporated	1,378	69,658
Goldman Sachs Group Incorporated	1,416	224,025
Invesco Limited	1,501	47,882
Legg Mason Incorporated	368	12,306
Morgan Stanley	4,714	127,042
Northern Trust Corporation	765	41,608
State Street Corporation	1,512	99,414
T. Rowe Price Group Incorporated	881	63,370
		1,078,329

Commercial Banks : 1.68%
Branch Banking & Trust Corporation	2,386	80,528
Comerica Incorporated	627	24,647
Fifth Third Bancorp	3,007	54,246
Huntington Bancshares Incorporated	2,813	23,235
KeyCorp	3,090	35,226
M&T Bank Corporation	441	49,357
PNC Financial Services Group Incorporated	1,802	130,555
Regions Financial Corporation	4,732	43,818
SunTrust Banks Incorporated	1,827	59,231
US Bancorp	6,236	228,113
Wells Fargo & Company (l)	16,383	676,946
Zions Bancorporation	625	17,138
		1,423,040

Consumer Finance : 0.58%
American Express Company	3,146	237,586
Capital One Financial Corporation	1,984	136,380
Discover Financial Services	1,640	82,886
SLM Corporation	1,478	36,802
		493,654

Diversified Financial Services : 3.14%
Bank of America Corporation	36,428	502,706
Berkshire Hathaway Incorporated Class B †	6,103	692,752
Citigroup Incorporated	10,311	500,187
CME Group Incorporated	1,065	78,682
IntercontinentalExchange Incorporated †	246	44,629
JPMorgan Chase & Company	12,763	659,719
Leucadia National Corporation	1,062	28,929
McGraw-Hill Financial Incorporated	933	61,195
Moody’s Corporation	657	46,207
NYSE Euronext Incorporated	823	34,550
The NASDAQ OMX Group Incorporated	391	12,547
		2,662,103

Insurance : 1.81%
ACE Limited	1,153	107,875
AFLAC Incorporated	1,576	97,696
Allstate Corporation	1,571	79,414
American International Group Incorporated	5,006	243,442
Aon plc	1,042	77,566
Assurant Incorporated	254	13,741
Chubb Corporation	866	77,299
Cincinnati Financial Corporation	499	23,533
Genworth Financial Incorporated †	1,673	21,398

5

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Insurance (continued)
Lincoln National Corporation	896	$37,623
Loews Corporation	1,037	48,469
Marsh & McLennan Companies Incorporated	1,863	81,134
MetLife Incorporated	3,797	178,269
Principal Financial Group Incorporated	928	39,737
Prudential Financial Incorporated	1,576	122,896
The Hartford Financial Services Group Incorporated	1,543	48,018
The Progressive Corporation	1,875	51,056
The Travelers Companies Incorporated	1,266	107,319
Torchmark Corporation	310	22,429
UnumProvident Corporation	893	27,183
XL Group plc	970	29,895
		1,535,992

Real Estate Management & Development : 0.03%
CBRE Group Incorporated †	940	21,742

REITs : 1.17%
American Tower Corporation	1,339	99,260
Apartment Investment & Management Company Class A	494	13,802
AvalonBay Communities Incorporated	412	52,361
Boston Properties Incorporated	516	55,160
Equity Residential	1,136	60,856
HCP Incorporated	1,543	63,186
Health Care REIT Incorporated	972	60,633
Host Hotels & Resorts Incorporated	2,543	44,935
Kimco Realty Corporation	1,389	28,030
Plum Creek Timber Company	552	25,850
Prologis Incorporated	1,690	63,578
Public Storage Incorporated	489	78,509
Simon Property Group Incorporated	1,052	155,938
The Macerich Company	476	26,865
Ventas Incorporated	994	61,131
Vornado Realty Trust	589	49,511
Weyerhaeuser Company	1,980	56,687
		996,292

Thrifts & Mortgage Finance : 0.04%
Hudson City Bancorp Incorporated	1,611	14,580
People’s United Financial Incorporated	1,088	15,645
		30,225

Health Care : 7.78%
Biotechnology : 1.46%
Alexion Pharmaceuticals Incorporated †	663	77,014
Amgen Incorporated	2,554	285,895
Biogen Idec Incorporated †	805	193,812
Celgene Corporation †	1,394	214,578
Gilead Sciences Incorporated †	5,189	326,077
Regeneron Pharmaceuticals Incorporated †	264	82,598
Vertex Pharmaceuticals Incorporated †	789	59,822
		1,239,796

Health Care Equipment & Supplies : 1.23%
Abbott Laboratories	5,269	174,878
Baxter International Incorporated	1,840	120,870
Becton Dickinson & Company	658	65,813
Boston Scientific Corporation †	4,553	53,452
C.R. Bard Incorporated	268	30,874

6

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
CareFusion Corporation †	726	$26,789
Covidien plc	1,560	95,066
DENTSPLY International Incorporated	482	20,924
Edwards Lifesciences Corporation †	380	26,459
Intuitive Surgical Incorporated †	134	50,420
Medtronic Incorporated	3,382	180,092
St. Jude Medical Incorporated	973	52,192
Stryker Corporation	1,000	67,590
Varian Medical Systems Incorporated †	365	27,276
Zimmer Holdings Incorporated	575	47,231
		1,039,926

Health Care Providers & Services : 1.22%
Aetna Incorporated	1,261	80,729
AmerisourceBergen Corporation	783	47,841
Cardinal Health Incorporated	1,151	60,025
Cigna Corporation	959	73,709
DaVita Incorporated †	572	32,547
Express Scripts Holding Corporation †	2,760	170,513
Humana Incorporated	530	49,465
Laboratory Corporation of America Holdings †	305	30,238
McKesson Corporation	775	99,433
Patterson Companies Incorporated	282	11,336
Quest Diagnostics Incorporated «	515	31,822
Tenet Healthcare Corporation †	344	14,169
UnitedHealth Group Incorporated	3,447	246,840
WellPoint Incorporated	1,013	84,697
		1,033,364

Health Care Technology : 0.06%
Cerner Corporation †	1,000	52,550

Life Sciences Tools & Services : 0.31%
Agilent Technologies Incorporated	1,121	57,451
Life Technologies Corporation †	585	43,776
PerkinElmer Incorporated	379	14,307
Thermo Fisher Scientific Incorporated	1,222	112,607
Waters Corporation †	288	30,588
		258,729

Pharmaceuticals : 3.50%
AbbVie Incorporated	5,375	240,424
Actavis Incorporated †	451	64,944
Allergan Incorporated	1,006	90,993
Bristol-Myers Squibb Company	5,582	258,335
Eli Lilly & Company	3,361	169,159
Forest Laboratories Incorporated †	800	34,232
Hospira Incorporated †	561	22,002
Johnson & Johnson	9,555	828,323
Merck & Company Incorporated	9,922	472,386
Mylan Laboratories Incorporated †	1,294	49,392
Perrigo Company	319	39,358
Pfizer Incorporated	22,448	644,482
Zoetis Incorporated	1,695	52,748
		2,966,778

Industrials : 6.41%
Aerospace & Defense : 1.63%
General Dynamics Corporation	1,127	98,635

7

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Aerospace & Defense (continued)
Honeywell International Incorporated	2,661	$220,969
L-3 Communications Holdings Incorporated	303	28,634
Lockheed Martin Corporation	914	116,581
Northrop Grumman Corporation	780	74,303
Precision Castparts Corporation	493	112,029
Raytheon Company	1,093	84,238
Rockwell Collins Incorporated	457	31,012
Textron Incorporated	951	26,257
The Boeing Company	2,353	276,478
United Technologies Corporation	2,861	308,473
		1,377,609

Air Freight & Logistics : 0.47%
C.H. Robinson Worldwide Incorporated	540	32,162
Expeditors International of Washington Incorporated	699	30,798
FedEx Corporation	1,007	114,909
United Parcel Service Incorporated Class B	2,449	223,765
		401,634

Airlines : 0.12%
Delta Air Lines Incorporated	2,909	68,623
Southwest Airlines Company	2,394	34,857
		103,480

Building Products : 0.03%
Masco Corporation	1,210	25,749

Commercial Services & Supplies : 0.30%
Cintas Corporation	348	17,818
Iron Mountain Incorporated	576	15,564
Pitney Bowes Incorporated	684	12,442
Republic Services Incorporated	920	30,691
Stericycle Incorporated †	291	33,581
The ADT Corporation	678	27,567
Tyco International Limited	1,567	54,814
Waste Management Incorporated	1,478	60,953
		253,430

Construction & Engineering : 0.10%
Fluor Corporation	553	39,241
Jacobs Engineering Group Incorporated †	445	25,890
Quanta Services Incorporated †	724	19,917
		85,048

Electrical Equipment : 0.47%
AMETEK Incorporated	827	38,059
Eaton Corporation plc	1,606	110,557
Emerson Electric Company	2,422	156,703
Rockwell Automation Incorporated	470	50,262
Roper Industries Incorporated	336	44,644
		400,225

Industrial Conglomerates : 1.45%
3M Company	2,201	262,821
Danaher Corporation	2,028	140,581
General Electric Company	34,531	824,946
		1,228,348

8

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Shares	Value
Machinery : 1.07%
Caterpillar Incorporated	2,157	$179,829
Cummins Incorporated	590	78,393
Deere & Company	1,298	105,644
Dover Corporation	578	51,922
Flowserve Corporation	476	29,698
Illinois Tool Works Incorporated	1,397	106,549
Ingersoll-Rand plc	917	59,550
Joy Global Incorporated	360	18,374
Paccar Incorporated	1,200	66,792
Pall Corporation	379	29,198
Parker Hannifin Corporation	505	54,904
Pentair Limited	675	43,835
Snap-On Incorporated	196	19,502
Stanley Black & Decker Incorporated	542	49,089
Xylem Incorporated	628	17,540
		910,819

Professional Services : 0.10%
Dun & Bradstreet Corporation	131	13,604
Equifax Incorporated	411	24,598
Nielsen Holdings NV	728	26,536
Robert Half International Incorporated	470	18,344
		83,082

Road & Rail : 0.55%
CSX Corporation	3,454	88,906
Kansas City Southern Railway Company	373	40,791
Norfolk Southern Corporation	1,057	81,759
Ryder System Incorporated	177	10,567
Union Pacific Corporation	1,572	244,194
		466,217

Trading Companies & Distributors : 0.12%
Fastenal Company	925	46,481
W.W. Grainger Incorporated	209	54,697
		101,178

Information Technology : 10.70%
Communications Equipment : 1.13%
Cisco Systems Incorporated	18,179	425,752
F5 Networks Incorporated †	265	22,726
Harris Corporation	362	21,467
JDS Uniphase Corporation †	805	11,842
Juniper Networks Incorporated †	1,718	34,119
Motorola Solutions Incorporated	802	47,623
QUALCOMM Incorporated	5,816	391,766
		955,295

Computers & Peripherals : 2.41%
Apple Incorporated	3,080	1,468,390
Dell Incorporated	4,976	68,520
EMC Corporation	7,055	180,326

9

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Computers & Peripherals (continued)
Hewlett-Packard Company	6,516	$136,706
NetApp Incorporated	1,153	49,141
SanDisk Corporation	815	48,501
Seagate Technology plc	1,052	46,014
Western Digital Corporation	715	45,331
		2,042,929

Electronic Equipment, Instruments & Components : 0.27%
Amphenol Corporation Class A	539	41,708
Corning Incorporated	4,951	72,235
FLIR Systems Incorporated	481	15,103
Jabil Circuit Incorporated	625	13,550
Molex Incorporated	465	17,912
TE Connectivity Limited	1,402	72,596
		233,104

Internet Software & Services : 1.43%
Akamai Technologies Incorporated †	604	31,227
eBay Incorporated †	3,950	220,371
Google Incorporated Class A †	948	830,363
VeriSign Incorporated †	457	23,257
Yahoo! Incorporated †	3,217	106,676
		1,211,894

IT Services : 2.15%
Accenture plc	2,186	160,977
Automatic Data Processing Incorporated	1,636	118,414
Cognizant Technology Solutions Corporation Class A †	1,021	83,845
Computer Sciences Corporation	500	25,870
Fidelity National Information Services Incorporated	990	45,976
Fiserv Incorporated †	441	44,563
International Business Machines Corporation	3,491	646,463
MasterCard Incorporated Class A	351	236,146
Paychex Incorporated	1,102	44,785
Teradata Corporation †	553	30,658
Total System Services Incorporated	565	16,622
Visa Incorporated Class A	1,750	334,425
Western Union Company	1,871	34,913
		1,823,657

Office Electronics : 0.05%
Xerox Corporation	3,928	40,419

Semiconductors & Semiconductor Equipment : 1.22%
Altera Corporation	1,083	40,244
Analog Devices Incorporated	1,053	49,544
Applied Materials Incorporated	4,078	71,528
Broadcom Corporation Class A	1,865	48,509
First Solar Incorporated †	234	9,409
Intel Corporation	16,892	387,165
KLA-Tencor Corporation	561	34,137
Lam Research Corporation †	553	28,308
Linear Technology Corporation	790	31,331
LSI Corporation	1,854	14,498
Microchip Technology Incorporated	668	26,914
Micron Technology Incorporated †	3,521	61,512
NVIDIA Corporation	1,961	30,513
Teradyne Incorporated †	649	10,721
Texas Instruments Incorporated	3,734	150,368
Xilinx Incorporated	902	42,268
		1,036,969

10

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Shares	Value
Software : 2.04%
Adobe Systems Incorporated †	1,583	$82,221
Autodesk Incorporated †	756	31,125
CA Incorporated	1,112	32,993
Citrix Systems Incorporated †	635	44,837
Electronic Arts Incorporated †	1,039	26,546
Intuit Incorporated	1,007	66,774
Microsoft Corporation	25,703	856,167
Oracle Corporation	12,090	401,025
Red Hat Incorporated †	641	29,576
Salesforce.com Incorporated †	1,859	96,501
Symantec Corporation	2,368	58,608
		1,726,373

Materials : 2.11%
Chemicals : 1.54%
Air Products & Chemicals Incorporated	711	75,771
Airgas Incorporated	224	23,755
CF Industries Holdings Incorporated	194	40,901
Dow Chemical Company	4,103	157,555
E.I. du Pont de Nemours & Company	3,131	183,351
Eastman Chemical Company	522	40,664
Ecolab Incorporated	919	90,760
FMC Corporation	462	33,135
International Flavors & Fragrances Incorporated	277	22,797
LyondellBasell Industries NV Class A	1,518	111,163
Monsanto Company	1,807	188,597
Mosaic Company	1,155	49,688
PPG Industries Incorporated	484	80,857
Praxair Incorporated	999	120,090
Sigma-Aldrich Corporation	407	34,717
The Sherwin-Williams Company	295	53,743
		1,307,544

Construction Materials : 0.03%
Vulcan Materials Company	440	22,796

Containers & Packaging : 0.13%
Avery Dennison Corporation	332	14,449
Ball Corporation	491	22,036
Bemis Company Incorporated	348	13,575
MeadWestvaco Corporation	602	23,105
Owens-Illinois Incorporated †	557	16,721
Sealed Air Corporation	664	18,054
		107,940

Metals & Mining : 0.33%
Alcoa Incorporated	3,626	29,443
Allegheny Technologies Incorporated	366	11,170
Cliffs Natural Resources Incorporated «	519	10,640
Freeport-McMoRan Copper & Gold Incorporated Class B	3,519	116,409
Newmont Mining Corporation	1,687	47,405
Nucor Corporation	1,078	52,844
United States Steel Corporation	490	10,089
		278,000

11

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Paper & Forest Products : 0.08%
International Paper Company	1,512	$67,738

Telecommunication Services : 1.92%
Diversified Telecommunication Services : 1.84%
AT&T Incorporated	18,008	609,031
CenturyLink Incorporated	2,036	63,890
Comcast Corporation Class A	8,868	400,390
Frontier Communications Corporation «	3,389	14,132
Verizon Communications Incorporated	9,703	452,742
Windstream Holdings Incorporated «	2,009	16,072
		1,556,257

Wireless Telecommunication Services : 0.08%
Crown Castle International Corporation †	994	72,592

Utilities : 1.89%
Electric Utilities : 0.99%
American Electric Power Company Incorporated	1,650	71,528
Duke Energy Corporation	2,393	159,805
Edison International	1,104	50,850
Entergy Corporation	604	38,167
Exelon Corporation	2,904	86,075
FirstEnergy Corporation	1,417	51,650
NextEra Energy Incorporated	1,439	115,350
Northeast Utilities	1,067	44,014
Pepco Holdings Incorporated	844	15,580
Pinnacle West Capital Corporation	372	20,363
PPL Corporation	2,141	65,044
The Southern Company	2,963	122,016
		840,442

Gas Utilities : 0.07%
AGL Resources Incorporated	402	18,504
ONEOK Incorporated	699	37,271
		55,775

Independent Power Producers & Energy Traders : 0.07%
AES Corporation	2,086	27,723
NRG Energy Incorporated	1,095	29,926
		57,649

Multi-Utilities : 0.76%
Ameren Corporation	822	28,638
CenterPoint Energy Incorporated	1,453	34,828
CMS Energy Corporation	901	23,714
Consolidated Edison Incorporated	993	54,754
Dominion Resources Incorporated	1,963	122,648
DTE Energy Company	593	39,126
Integrys Energy Group Incorporated	269	15,034
NiSource Incorporated	1,059	32,713
PG&E Corporation	1,509	61,748
Public Service Enterprise Group Incorporated	1,715	56,475
SCANA Corporation	474	21,823
Sempra Energy	770	65,912
TECO Energy Incorporated	692	11,446
Wisconsin Energy Corporation	772	31,173
Xcel Energy Incorporated	1,687	46,578
		646,610

Total Common Stocks (Cost $33,821,978)		50,667,459

12

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2013 (unaudited)

	Interest rate	Maturity date	Principal
U.S. Treasury Securities : 37.41%
U.S. Treasury Bond	2.75%	8-15-2042	$1,079,000	894,221
U.S. Treasury Bond	2.75	11-15-2042	992,000	820,880
U.S. Treasury Bond	2.88	5-15-2043	1,416,000	1,201,609
U.S. Treasury Bond	3.00	5-15-2042	862,000	755,059
U.S. Treasury Bond	3.13	11-15-2041	1,729,000	1,558,261
U.S. Treasury Bond	3.13	2-15-2042	1,025,000	922,500
U.S. Treasury Bond	3.13	2-15-2043	1,236,000	1,107,185
U.S. Treasury Bond	3.50	2-15-2039	1,216,000	1,192,059
U.S. Treasury Bond	3.63	8-15-2043	990,000	978,398
U.S. Treasury Bond	3.75	8-15-2041	2,115,000	2,149,039
U.S. Treasury Bond	3.88	8-15-2040	1,718,000	1,789,404
U.S. Treasury Bond	4.25	5-15-2039	1,241,000	1,377,510
U.S. Treasury Bond	4.25	11-15-2040	1,930,000	2,138,077
U.S. Treasury Bond	4.38	2-15-2038	688,000	778,623
U.S. Treasury Bond	4.38	11-15-2039	1,734,000	1,962,127
U.S. Treasury Bond	4.38	5-15-2040	1,951,000	2,206,154
U.S. Treasury Bond	4.38	5-15-2041	1,580,000	1,785,154
U.S. Treasury Bond	4.50	2-15-2036	916,000	1,057,980
U.S. Treasury Bond	4.50	5-15-2038	872,000	1,005,389
U.S. Treasury Bond	4.50	8-15-2039	1,098,000	1,266,989
U.S. Treasury Bond	4.63	2-15-2040	1,785,000	2,098,212
U.S. Treasury Bond	4.75	2-15-2037	404,000	482,591
U.S. Treasury Bond	4.75	2-15-2041	1,390,000	1,664,959
U.S. Treasury Bond	5.00	5-15-2037	421,000	519,935
Total U.S. Treasury Securities (Cost $30,484,217)				31,712,315

Short-Term Investments : 2.98%

	Yield		Shares
Investment Companies : 0.99%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08		752,868	752,868
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.12		83,725	83,725
				836,593

			Principal
U.S. Treasury Securities : 1.99%
U.S. Treasury Bill #(z)	0.01	10-3-2013	$1,690,000	1,689,999

Total Short-Term Investments (Cost $2,526,592)				2,526,592

Total investments in securities (Cost $66,832,787)*	100.17%			84,906,366
Other assets and liabilities, net	(0.17)			(139,970)

Total net assets	100.00%			$84,766,396

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
†	Non-income-earning security
«	All or a portion of this security is on loan.

13

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund

(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $69,705,983 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$24,912,410
Gross unrealized depreciation	(9,712,027)

Net unrealized appreciation	$15,200,383

14

Wells Fargo Advantage VT Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$50,667,459	$0	$0	$50,667,459
U.S. Treasury securities	31,712,315	0	0	31,712,315
Short-term investments
Investment companies	752,868	83,725	0	836,593
U.S. Treasury securities	0	1,689,999	0	1,689,999

	$83,132,642	$1,773,724	$0	$84,906,366

As of September 30, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$(565,529)	$0	$0	$(565,529)

+	Futures contracts are presented at the unrealized losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of September 30, 2013, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At September 30, 2013, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at September 30, 2013	Unrealized gains (losses)
12-19-2013	164 Short	30-Year U.S. Treasury Bonds	$21,873,500	$(468,923)
12-19-2013	3 Long	30-Year U.S. Treasury Bonds	400,125	10,288
12-19-2013	54 Long	S&P 500 Index	22,603,050	(106,894)

Wells Fargo Advantage VT International Equity Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 95.87%
Canada : 5.58%
Barrick Gold Corporation (Materials, Metals & Mining)	232,914	$4,336,965
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	136,171	4,064,704
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	56,756	2,029,342
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	90,967	9,490,587
		19,921,598

China : 3.89%
AutoNavi Holdings Limited ADR (Information Technology, Software)«†	146,602	2,185,836
Biostime International Holdings Limited (Consumer Staples, Food Products)	368,000	2,782,811
Dongfeng Motor Group Company Limited (Consumer Discretionary, Automobiles)	666,000	1,011,550
Industrial & Commercial Bank of China Limited Class H (Financials, Commercial Banks)	6,727,000	4,692,308
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,827,453	3,213,064
		13,885,569

Germany : 8.51%
Bayer AG (Health Care, Pharmaceuticals)	50,081	5,905,273
Metro AG (Consumer Staples, Food & Staples Retailing)	223,716	8,867,771
SAP AG (Information Technology, Software)	77,607	5,739,840
Siemens AG (Industrials, Industrial Conglomerates)	82,086	9,890,120
		30,403,004

Hong Kong : 5.56%
China Everbright Limited (Financials, Capital Markets)	5,196,000	6,779,809
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	646,000	7,217,202
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)«	24,377,213	5,846,081
		19,843,092

Italy : 4.52%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	338,299	7,757,472
Intesa Sanpaolo RSP (Financials, Commercial Banks)	984,020	1,670,696
Intesa Sanpaolo SpA (Financials, Commercial Banks)	3,255,808	6,717,048
		16,145,216

Japan : 22.66%
Asahi Glass Company Limited (Industrials, Building Products)	982,000	6,084,114
Capcom Company Limited (Information Technology, Software)	372,200	7,149,027
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	93,000	1,751,942
Daiwa Securities Group Incorporated (Financials, Capital Markets)	1,116,000	9,991,149
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	627,000	4,127,056
Itochu Corporation (Industrials, Trading Companies & Distributors)	377,600	4,617,480
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	1,454,400	9,277,265
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	165,000	5,531,054
Mitsui OSK Lines Limited (Industrials, Marine)†	2,104,000	9,482,395
Nitto Denko Corporation (Materials, Chemicals)	112,282	7,299,272
Sharp Corporation (Consumer Discretionary, Household Durables)«†	1,102,000	4,036,014
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	181,500	11,577,445
		80,924,213

Netherlands : 2.16%
Akzo Nobel NV (Materials, Chemicals)	117,227	7,703,538

Norway : 2.77%
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels)†	347,726	2,382,457
Marine Harvest ASA (Consumer Staples, Food Products)	7,019,648	7,494,473
		9,876,930

1

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT International Equity Fund

Security name		Shares	Value
Russia : 2.44%
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)		192,481	$4,284,627
Sberbank of Russia (Financials, Commercial Banks)		1,463,209	4,411,575
			8,696,202

South Korea : 5.76%
Hana Financial Group Incorporated (Financials, Commercial Banks)		179,220	6,145,353
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)«144A		10,837	6,914,006
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)		37,008	7,524,366
			20,583,725

Sweden : 1.77%
Volvo AB Class B (Industrials, Machinery)		422,568	6,328,624

Switzerland : 8.95%
ABB Limited (Industrials, Electrical Equipment)		324,017	7,663,763
Cie Financiere Richemont (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		43,714	4,379,376
Novartis AG (Health Care, Pharmaceuticals)		78,010	5,995,129
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		6,655	4,282,866
Zurich Financial Services AG (Financials, Insurance)		37,490	9,654,913
			31,976,047

United Kingdom : 17.02%
BP plc (Energy, Oil, Gas & Consumable Fuels)		1,254,642	8,796,872
Capita plc (Industrials, Professional Services)		492,264	7,937,390
Debenhams plc (Consumer Discretionary, Media)		5,500,149	9,100,089
Man Group plc (Financials, Capital Markets)		5,364,221	7,285,996
Reckitt Benckiser Group plc (Consumer Staples, Household Products)		74,786	5,472,415
Smiths Group plc (Industrials, Industrial Conglomerates)		267,560	6,059,813
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)		241,302	8,489,004
Wolseley plc (Industrials, Trading Companies & Distributors)		147,450	7,631,461
			60,773,040

United States : 4.28%
Apple Incorporated (Information Technology, Computers & Peripherals)		9,285	4,426,624
KKR & Company LP (Financials, Capital Markets)		217,236	4,470,717
QUALCOMM Incorporated (Information Technology, Communications Equipment)		94,748	6,382,227
			15,279,568

Total Common Stocks (Cost $292,821,682)			342,340,366

	Yield
Short-Term Investments : 9.05%
Investment Companies : 9.05%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	18,866,731	18,866,731
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.12	13,457,603	13,457,603
Total Short-Term Investments (Cost $32,324,334)			32,324,334

2

Wells Fargo Advantage VT International Equity Fund	Portfolio of investments — September 30, 2013 (unaudited)

Total investments in securities (Cost $325,146,016)*	104.92%	$374,664,700
Other assets and liabilities, net	(4.92)	(17,571,271)

Total net assets	100.00%	$357,093,429

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $326,504,075 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$60,823,169
Gross unrealized depreciation	(12,662,544)

Net unrealized appreciation	$48,160,625

3

Wells Fargo Advantage VT International Equity Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On September 30, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are generally fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$342,340,366	$0	$0	$342,340,366
Short-term investments
Investment companies	18,866,731	13,457,603	0	32,324,334

	$361,207,097	$13,457,603	$0	$374,664,700

As of September 30, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(396,607)	$0	$(396,607)

+	Forward foreign currency contracts are presented at the unrealized losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of September 30, 2013, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At September 30, 2013, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at September 30, 2013	In exchange for U.S. $	Unrealized losses
10-7-2013	Barclays	2,786,672,000 JPY	$28,350,880	$27,954,273	$(396,607)

Wells Fargo Advantage VT Intrinsic Value Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 98.89%
Consumer Discretionary : 14.60%
Auto Components : 2.75%
TRW Automotive Holdings Corporation †	18,800	$1,340,628

Media : 6.34%
Time Warner Incorporated	26,500	1,743,965
Walt Disney Company	20,800	1,341,392
		3,085,357

Specialty Retail : 3.42%
Home Depot Incorporated	14,700	1,114,995
Tiffany & Company	7,200	551,664
		1,666,659

Textiles, Apparel & Luxury Goods : 2.09%
Kering Unsponsored ADR	45,300	1,018,797

Consumer Staples : 9.37%
Beverages : 4.61%
Diageo plc ADR	7,350	934,038
PepsiCo Incorporated	16,500	1,311,750
		2,245,788

Food Products : 4.76%
The Hershey Company	12,900	1,193,250
Unilever NV ADR	29,800	1,124,056
		2,317,306

Energy : 6.80%
Energy Equipment & Services : 2.09%
Schlumberger Limited	11,500	1,016,140

Oil, Gas & Consumable Fuels : 4.71%
Hess Corporation	6,050	467,907
Occidental Petroleum Corporation	13,800	1,290,852
QEP Resources Incorporated	19,400	537,186
		2,295,945

Financials : 22.32%
Capital Markets : 12.15%
Charles Schwab Corporation	70,700	1,494,598
Franklin Resources Incorporated	19,800	1,000,890
Goldman Sachs Group Incorporated	6,800	1,075,828
Northern Trust Corporation	21,100	1,147,629
UBS AG «	58,400	1,198,368
		5,917,313

Commercial Banks : 7.70%
M&T Bank Corporation «	9,600	1,074,432
SunTrust Banks Incorporated	33,600	1,089,312
Zions Bancorporation	57,900	1,587,618
		3,751,362

1

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund

Security name	Shares	Value
Diversified Financial Services : 2.47%
JPMorgan Chase & Company	23,300	1,204,377

Health Care : 10.53%
Health Care Equipment & Supplies : 4.61%
Abbott Laboratories	38,000	1,261,220
Baxter International Incorporated	15,000	985,350
		2,246,570

Health Care Providers & Services : 4.84%
Cigna Corporation	17,800	1,368,108
Express Scripts Holding Corporation †	16,000	988,480
		2,356,588

Pharmaceuticals : 1.08%
AbbVie Incorporated	11,800	527,814

Industrials : 12.74%
Aerospace & Defense : 6.92%
Honeywell International Incorporated	15,200	1,262,208
Huntington Ingalls Industries Incorporated	10,400	700,960
The Boeing Company	12,000	1,410,000
		3,373,168

Air Freight & Logistics : 2.40%
United Parcel Service Incorporated Class B	12,800	1,169,536

Electrical Equipment : 1.65%
Sensata Technologies Holdings NV †	21,000	803,670

Machinery : 1.77%
Deere & Company	10,600	862,734

Information Technology : 15.74%
Communications Equipment : 2.41%
QUALCOMM Incorporated	17,450	1,175,432

Computers & Peripherals : 4.70%
Apple Incorporated	1,930	920,128
EMC Corporation	53,600	1,370,016
		2,290,144

IT Services : 2.05%
International Business Machines Corporation	5,400	999,972

Semiconductors & Semiconductor Equipment : 1.90%
Texas Instruments Incorporated	23,000	926,210

2

Wells Fargo Advantage VT Intrinsic Value Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name			Shares	Value
Software : 4.68%
Intuit Incorporated			17,200	$1,140,532
Oracle Corporation			34,300	1,137,731
				2,278,263

Materials : 1.90%
Chemicals : 1.90%
Air Products & Chemicals Incorporated			8,670	923,961

Utilities : 4.89%
Electric Utilities : 4.89%
NextEra Energy Incorporated			18,500	1,482,960
Northeast Utilities			21,800	899,250
				2,382,210

Total Common Stocks (Cost $35,246,535)				48,175,944

		Yield
Short-Term Investments : 3.89%
Investment Companies : 3.89%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	650,547	650,547
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)		0.12	1,245,950	1,245,950
Total Short-Term Investments (Cost $1,896,497)				1,896,497

Total investments in securities (Cost $37,143,032)*	102.78%			50,072,441
Other assets and liabilities, net	(2.78)			(1,353,307)

Total net assets	100.00%			$48,719,134

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $37,202,789 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,107,016
Gross unrealized depreciation	(237,364)

Net unrealized appreciation	$12,869,652

3

Wells Fargo Advantage VT Intrinsic Value Fund (the “Fund”)

Notes to Portfolio of Investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$48,175,944	$0	$0	$48,175,944
Short-term investments
Investment companies	650,547	1,245,950	0	1,896,497

	$48,826,491	$1,245,950	$0	$50,072,441

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Omega Growth Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 99.77%
Consumer Discretionary : 25.44%
Auto Components : 1.20%
Delphi Automotive plc	24,100	$1,407,922

Distributors : 0.99%
LKQ Corporation †	36,400	1,159,704

Hotels, Restaurants & Leisure : 1.92%
Starbucks Corporation	29,217	2,248,832

Internet & Catalog Retail : 5.02%
Amazon.com Incorporated †	10,270	3,210,813
Netflix Incorporated †	2,100	649,341
Priceline.com Incorporated †	2,000	2,021,900
		5,882,054

Media : 8.30%
AMC Networks Incorporated †	20,600	1,410,688
Discovery Communications Incorporated †	27,449	2,144,316
Liberty Global plc Class A †	9,344	741,446
Liberty Global plc Class C †	18,199	1,372,751
Sirius XM Radio Incorporated	497,400	1,924,938
Viacom Incorporated Class B	25,500	2,131,290
		9,725,429

Specialty Retail : 6.45%
AutoNation Incorporated †	21,700	1,132,089
Best Buy Company Incorporated	42,100	1,578,750
Home Depot Incorporated	25,700	1,949,345
Restoration Hardware Holdings Incorporated †	15,424	977,110
TJX Companies Incorporated	34,070	1,921,207
		7,558,501

Textiles, Apparel & Luxury Goods : 1.56%
Michael Kors Holdings Limited †	9,100	678,132
Under Armour Incorporated Class A †	14,500	1,152,025
		1,830,157

Consumer Staples : 4.30%
Beverages : 2.25%
Constellation Brands Incorporated Class A †	46,000	2,640,400

Food & Staples Retailing : 1.04%
CVS Caremark Corporation	21,500	1,220,125

Food Products : 1.01%
Boulder Brands Incorporated †	29,298	469,940
Green Mountain Coffee Roasters Incorporated «†	9,460	712,622
		1,182,562

1

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Omega Growth Fund

Security name	Shares	Value
Energy : 3.17%
Oil, Gas & Consumable Fuels : 3.17%
Concho Resources Incorporated †	6,700	$729,027
Gulfport Energy Corporation †	18,200	1,170,988
Pioneer Natural Resources Company	9,642	1,820,410
		3,720,425

Financials : 4.34%
Capital Markets : 1.54%
Affiliated Managers Group Incorporated †	9,859	1,800,648

Diversified Financial Services : 1.73%
IntercontinentalExchange Incorporated †	11,200	2,031,904

Real Estate Management & Development : 1.07%
CBRE Group Incorporated †	54,090	1,251,102

Health Care : 12.09%
Biotechnology : 6.77%
Alexion Pharmaceuticals Incorporated †	7,592	881,887
Biogen IDEC Incorporated †	6,300	1,516,788
Celgene Corporation †	12,800	1,970,304
Cubist Pharmaceuticals Incorporated †	10,000	635,500
Gilead Sciences Incorporated †	46,660	2,932,114
		7,936,593

Health Care Equipment & Supplies : 1.34%
Boston Scientific Corporation †	133,400	1,566,116

Health Care Providers & Services : 2.57%
Cardinal Health Incorporated	28,780	1,500,877
Envision Healthcare Holdings †	35,089	913,367
Team Health Holdings Incorporated †	15,715	596,227
		3,010,471

Pharmaceuticals : 1.41%
Actavis Incorporated †	11,500	1,656,000

Industrials : 15.07%
Aerospace & Defense : 1.68%
B/E Aerospace Incorporated †	5,120	378,439
Precision Castparts Corporation	6,990	1,588,408
		1,966,847

Airlines : 2.70%
Copa Holdings SA Class A	12,220	1,694,547
Delta Air Lines Incorporated	62,100	1,464,939
		3,159,486

Building Products : 2.14%
Fortune Brands Home & Security Incorporated	60,149	2,504,003

Construction & Engineering : 0.42%
Quanta Services Incorporated †	18,000	495,180

Electrical Equipment : 1.19%
Eaton Corporation plc	20,220	1,391,945

2

Wells Fargo Advantage VT Omega Growth Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Shares	Value
Professional Services : 2.43%
The Advisory Board Company †	19,700	$1,171,756
Verisk Analytics Incorporated Class A †	25,885	1,681,490
		2,853,246

Road & Rail : 3.04%
Hertz Global Holdings Incorporated †	67,560	1,497,130
Kansas City Southern	18,875	2,064,170
		3,561,300

Trading Companies & Distributors : 1.47%
United Rentals Incorporated †	20,900	1,218,261
W.W. Grainger Incorporated	1,949	510,073
		1,728,334

Information Technology : 30.69%
Communications Equipment : 0.71%
F5 Networks Incorporated †	9,700	831,872

Computers & Peripherals : 4.64%
Apple Incorporated	8,100	3,861,675
Stratasys Limited «†	15,569	1,576,517
		5,438,192

Electronic Equipment, Instruments & Components : 0.21%
IPG Photonics Corporation «	4,217	237,459

Internet Software & Services : 10.11%
eBay Incorporated †	38,650	2,156,284
Facebook Incorporated Class A †	52,035	2,614,238
Google Incorporated Class A †	4,600	4,029,186
LinkedIn Corporation Class A †	5,700	1,402,542
MercadoLibre Incorporated «	12,200	1,645,902
		11,848,152

IT Services : 7.74%
Alliance Data Systems Corporation †	12,600	2,664,522
MasterCard Incorporated Class A	3,996	2,688,429
Vantiv Incorporated Class A †	92,397	2,581,572
Visa Incorporated Class A	5,946	1,136,281
		9,070,804

Semiconductors & Semiconductor Equipment : 1.80%
ARM Holdings plc	28,090	1,351,691
ASML Holding NV	7,700	760,452
		2,112,143

Software : 5.48%
CommVault Systems Incorporated †	26,205	2,301,585
Salesforce.com Incorporated †	32,600	1,692,266
ServiceNow Incorporated †	32,600	1,693,570
Splunk Incorporated †	12,210	733,088
		6,420,509

3

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Omega Growth Fund

Security name			Shares	Value
Materials : 1.50%
Chemicals : 1.50%
Monsanto Company			16,815	$1,754,982

Telecommunication Services : 3.17%
Wireless Telecommunication Services : 3.17%
Crown Castle International Corporation †			23,945	1,748,703
SBA Communications Corporation Class A †			24,460	1,968,050
				3,716,753

Total Common Stocks (Cost $85,055,943)				116,920,152

		Yield
Short-Term Investments : 2.50%
Investment Companies : 2.50%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	167,688	167,688
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.12	2,759,082	2,759,082

Total Short-Term Investments (Cost $2,926,770)				2,926,770

Total investments in securities (Cost $87,982,713)*	102.27%			119,846,922
Other assets and liabilities, net	(2.27)			(2,658,758)

Total net assets	100.00%			$117,188,164

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $88,097,221 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,974,547
Gross unrealized depreciation	(224,846)

Net unrealized appreciation	$31,749,701

4

Wells Fargo Advantage VT Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are generally fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$116,920,152	$0	$0	$116,920,152
Short-term investments
Investment companies	167,688	2,759,082	0	2,926,770

	$117,087,840	$2,759,082	$0	$119,846,922

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Opportunity Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 91.94%
Consumer Discretionary : 19.43%
Auto Components : 1.30%
Johnson Controls Incorporated	76,376	$3,169,604

Diversified Consumer Services : 0.76%
K12 Incorporated †	59,541	1,838,626

Hotels, Restaurants & Leisure : 1.15%
Carnival Corporation	85,682	2,796,660

Household Durables : 2.71%
Harman International Industries Incorporated	55,210	3,656,558
Whirlpool Corporation	20,014	2,930,850
		6,587,408

Media : 4.53%
Cablevision Systems Corporation New York Group Class A	62,520	1,052,837
Comcast Corporation Class A	53,274	2,310,493
Discovery Communications Incorporated †	30,986	2,420,626
Liberty Global plc Class A †	32,633	2,589,429
Omnicom Group Incorporated	41,538	2,635,171
		11,008,556

Multiline Retail : 4.75%
Dollar General Corporation †	41,276	2,330,443
Kohl’s Corporation	59,006	3,053,561
Macy’s Incorporated	68,035	2,943,874
Nordstrom Incorporated	57,274	3,218,799
		11,546,677

Specialty Retail : 3.66%
CarMax Incorporated †	56,352	2,731,381
Dick’s Sporting Goods Incorporated	65,549	3,499,006
Express Incorporated †	113,141	2,668,996
		8,899,383

Textiles, Apparel & Luxury Goods : 0.57%
Coach Incorporated	25,223	1,375,410

Consumer Staples : 4.31%
Food & Staples Retailing : 1.15%
The Kroger Company	69,244	2,793,303

Food Products : 2.27%
General Mills Incorporated	54,664	2,619,499
Mead Johnson Nutrition Company	38,998	2,895,991
		5,515,490

Household Products : 0.89%
Church & Dwight Company Incorporated	35,989	2,161,139

Energy : 8.71%
Energy Equipment & Services : 4.84%
McDermott International Incorporated †	361,935	2,689,177

1

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Opportunity Fund

Security name	Shares	Value
Energy Equipment & Services (continued)
National Oilwell Varco Incorporated	47,980	$3,747,718
Superior Energy Services Incorporated †	111,382	2,789,005
Weatherford International Limited †	166,556	2,553,303
		11,779,203

Oil, Gas & Consumable Fuels : 3.87%
Denbury Resources Incorporated †	197,910	3,643,523
Newfield Exploration Company †	112,489	3,078,824
Range Resources Corporation	35,285	2,677,779
		9,400,126

Financials : 12.76%
Capital Markets : 2.54%
Invesco Limited	93,318	2,976,844
TD Ameritrade Holding Corporation	121,992	3,193,751
		6,170,595

Commercial Banks : 3.59%
Branch Banking & Trust Corporation	55,889	1,886,254
Fifth Third Bancorp	174,896	3,155,124
PNC Financial Services Group Incorporated	50,837	3,683,141
		8,724,519

Diversified Financial Services : 1.20%
IntercontinentalExchange Incorporated †	16,107	2,922,132

Insurance : 3.82%
ACE Limited	39,371	3,683,551
American International Group Incorporated	64,013	3,112,952
RenaissanceRe Holdings Limited	27,538	2,493,015
		9,289,518

REITs : 1.61%
American Tower Corporation	52,744	3,909,913

Health Care : 11.36%
Health Care Equipment & Supplies : 3.55%
C.R. Bard Incorporated	26,262	3,025,382
Covidien plc	44,379	2,704,456
Zimmer Holdings Incorporated	35,381	2,906,195
		8,636,033

Health Care Providers & Services : 0.67%
Patterson Companies Incorporated	40,218	1,616,764

Life Sciences Tools & Services : 5.59%
Agilent Technologies Incorporated	93,718	4,803,048
Covance Incorporated †	35,953	3,108,496
Thermo Fisher Scientific Incorporated	32,805	3,022,981
Waters Corporation †	24,897	2,644,310
		13,578,835

Pharmaceuticals : 1.55%
Shire plc ADR	31,510	3,777,734

2

Wells Fargo Advantage VT Opportunity Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Shares	Value
Industrials : 11.14%
Aerospace & Defense : 1.49%
B/E Aerospace Incorporated †	49,004	$3,617,475

Airlines : 1.51%
Delta Air Lines Incorporated	87,293	2,059,242
United Continental Holdings Incorporated †	52,495	1,612,121
		3,671,363

Commercial Services & Supplies : 1.46%
Republic Services Incorporated	106,457	3,551,406

Electrical Equipment : 3.16%
AMETEK Incorporated	40,484	1,863,074
Babcock & Wilcox Company	111,947	3,774,853
Regal-Beloit Corporation	30,015	2,038,919
		7,676,846

Machinery : 0.97%
Joy Global Incorporated	46,410	2,368,766

Road & Rail : 2.55%
Canadian Pacific Railway Limited	9,965	1,228,685
Hertz Global Holdings Incorporated †	106,146	2,352,195
J.B. Hunt Transport Services Incorporated	35,913	2,619,135
		6,200,015

Information Technology : 19.01%
Communications Equipment : 1.25%
Riverbed Technology Incorporated †	207,853	3,032,575

Computers & Peripherals : 1.75%
NetApp Incorporated	100,102	4,266,347

Electronic Equipment, Instruments & Components : 1.22%
Amphenol Corporation Class A	38,404	2,971,702

IT Services : 4.05%
Alliance Data Systems Corporation †«	12,833	2,713,795
Global Payments Incorporated	74,736	3,817,515
Teradata Corporation †	59,569	3,302,505
		9,833,815

Semiconductors & Semiconductor Equipment : 5.14%
Altera Corporation	85,687	3,184,129
ARM Holdings plc	143,638	2,292,802
Avago Technologies Limited	84,002	3,622,166
ON Semiconductor Corporation †	464,267	3,389,149
		12,488,246

Software : 5.60%
Autodesk Incorporated †	63,942	2,632,492
Check Point Software Technologies Limited †	67,068	3,793,366
Citrix Systems Incorporated †	52,659	3,718,252
Red Hat Incorporated †	75,175	3,468,575
		13,612,685

3

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Opportunity Fund

Security name			Shares	Value
Materials : 5.22%
Chemicals : 1.72%
Praxair Incorporated			34,739	$4,175,975

Containers & Packaging : 3.50%
Bemis Company Incorporated			62,864	2,452,325
Crown Holdings Incorporated †			68,278	2,886,794
Owens-Illinois Incorporated †			105,317	3,161,617
				8,500,736

Total Common Stocks (Cost $172,192,967)				223,465,580

		Yield
Short-Term Investments : 8.47%
Investment Companies : 8.47%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	15,574,612	15,574,612
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.12	5,007,550	5,007,550
Total Short-Term Investments (Cost $20,582,162)				20,582,162

Total investments in securities (Cost $192,775,129)*	100.41%			244,047,742
Other assets and liabilities, net	(0.41)			(1,001,009)

Total net assets	100.00%			$243,046,733

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $194,939,854 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$53,756,876
Gross unrealized depreciation	(4,648,988)

Net unrealized appreciation	$49,107,888

4

Wells Fargo Advantage VT Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On September 30, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are generally fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$223,465,580	$0	$0	$223,465,580
Short-term investments
Investment companies	15,574,612	5,007,550	0	20,582,162

	$239,040,192	$5,007,550	$0	$244,047,742

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Small Cap Growth Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 97.21%
Consumer Discretionary : 16.02%
Auto Components : 0.43%
Fox Factory Holding Corporation †	60,000	$1,156,200

Diversified Consumer Services : 1.47%
Grand Canyon Education Incorporated †	57,200	2,304,016
LifeLock Incorporated †	113,200	1,678,756
		3,982,772

Hotels, Restaurants & Leisure : 2.85%
Fiesta Restaurant Group Incorporated †	91,976	3,463,816
Multimedia Games Holding Company †	122,300	4,225,465
		7,689,281

Internet & Catalog Retail : 4.24%
HomeAway Incorporated †	139,254	3,899,112
RetailMeNot Incorporated †	35,610	1,266,648
Shutterfly Incorporated †	112,553	6,289,462
		11,455,222

Media : 2.06%
IMAX Corporation «†	184,300	5,573,232

Specialty Retail : 4.97%
Asbury Automotive Group Incorporated †	42,900	2,282,280
DSW Incorporated Class A	59,800	5,102,136
Five Below Incorporated †	55,678	2,435,913
Tile Shop Holdings Incorporated †	85,964	2,535,078
Vitamin Shoppe Incorporated †	24,400	1,067,500
		13,422,907

Consumer Staples : 3.57%
Food & Staples Retailing : 2.07%
The Fresh Market Incorporated †	77,800	3,680,718
United Natural Foods Incorporated †	28,700	1,929,214
		5,609,932

Food Products : 1.50%
Annie’s Incorporated «†	82,500	4,050,750

Energy : 5.78%
Oil, Gas & Consumable Fuels : 5.78%
Athlon Energy Incorporated †	37,244	1,217,879
Bonanza Creek Energy Incorporated †	93,500	4,512,310
Diamondback Energy Incorporated †	68,887	2,937,342
Kodiak Oil & Gas Corporation †	105,500	1,272,330
Laredo Petroleum Holdings Incorporated †	63,059	1,871,591
Oasis Petroleum Incorporated †	77,400	3,802,662
		15,614,114

1

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund

Security name	Shares	Value
Financials : 7.38%
Capital Markets : 2.89%
Financial Engines Incorporated	131,100	$7,792,584

Consumer Finance : 2.13%
Portfolio Recovery Associates Incorporated †	95,895	5,747,946

Diversified Financial Services : 2.36%
MarketAxess Holdings Incorporated	106,378	6,386,935

Health Care : 21.60%
Biotechnology : 3.13%
Aegerion Pharmaceuticals Incorporated †	9,395	805,245
Exact Sciences Corporation †	76,562	904,197
Ligand Pharmaceuticals Incorporated †	27,900	1,207,512
MiMedx Group Incorporated «†	75,013	312,804
NPS Pharmaceuticals Incorporated †	104,900	3,336,869
Onconova Therapeutics Incorporated «†	32,139	850,719
Raptor Pharmaceutical Corporation «†	69,600	1,039,824
		8,457,170

Health Care Equipment & Supplies : 8.55%
Align Technology Incorporated †	40,600	1,953,672
Cardiovascular Systems Incorporated †	54,200	1,086,710
Cynosure Incorporated Class A †	163,177	3,722,067
DexCom Incorporated †	159,500	4,502,685
Endologix Incorporated †	335,693	5,414,728
Novadaq Technologies Incorporated †	54,017	895,602
NxStage Medical Incorporated †	194,120	2,554,619
Spectranetics Corporation †	107,213	1,799,034
TearLab Corporation «†	106,675	1,179,826
		23,108,943

Health Care Providers & Services : 3.86%
Acadia Healthcare Company Incorporated †	129,200	5,094,356
MWI Veterinary Supply Incorporated †	19,000	2,837,840
Team Health Holdings Incorporated †	65,500	2,485,070
		10,417,266

Health Care Technology : 1.75%
Medidata Solutions Incorporated †	47,800	4,728,854

Life Sciences Tools & Services : 0.81%
ICON plc ADR †	53,200	2,177,476

Pharmaceuticals : 3.50%
AcelRx Pharmaceuticals Incorporated «†	130,978	1,410,633
Akorn Incorporated †	222,515	4,379,095
Jazz Pharmaceuticals plc †	28,900	2,657,933
Santarus Incorporated †	44,855	1,012,377
		9,460,038

Industrials : 12.95%
Building Products : 1.14%
A.O. Smith Corporation	67,900	3,069,080

2

Wells Fargo Advantage VT Small Cap Growth Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Shares	Value
Electrical Equipment : 0.39%
Power Solutions International Incorporated †	17,859	$1,055,824

Machinery : 4.04%
Chart Industries Incorporated †	31,892	3,923,992
Proto Labs Incorporated †	26,055	1,990,341
The Middleby Corporation †	23,999	5,013,631
		10,927,964

Professional Services : 4.61%
Corporate Executive Board Company	55,200	4,008,624
On Assignment Incorporated †	192,781	6,361,773
Wageworks Incorporated †	41,328	2,084,998
		12,455,395

Road & Rail : 1.12%
Roadrunner Transportation Systems Incorporated †	107,000	3,021,680

Trading Companies & Distributors : 1.65%
DXP Enterprises Incorporated †	56,297	4,445,774

Information Technology : 29.91%
Computers & Peripherals : 0.36%
Stratasys Limited «†	9,700	982,222

Electronic Equipment, Instruments & Components : 1.15%
Methode Electronics Incorporated	110,900	3,105,200

Internet Software & Services : 8.33%
CoStar Group Incorporated †	26,400	4,432,560
Demandware Incorporated †	30,000	1,389,900
Envestnet Incorporated †	126,400	3,918,400
MercadoLibre Incorporated «	8,100	1,092,771
OpenTable Incorporated «†	23,800	1,665,524
Pandora Media Incorporated «†	51,100	1,284,143
SciQuest Incorporated †	114,954	2,581,867
SPS Commerce Incorporated †	91,671	6,134,623
		22,499,788

IT Services : 2.77%
InterXion Holding NV †	134,200	2,984,608
Maximus Incorporated	43,800	1,972,752
Wex Incorporated †	28,794	2,526,674
		7,484,034

Semiconductors & Semiconductor Equipment : 0.24%
Silicon Laboratories Incorporated †	15,200	649,192

Software : 17.06%
Aspen Technology Incorporated †	85,900	2,967,845
BroadSoft Incorporated †	51,276	1,847,474
Ellie Mae Incorporated †	114,400	3,661,944
Fleetmatics Group plc †	128,109	4,810,493
Fortinet Incorporated †	84,200	1,705,892
Guidewire Software Incorporated †	61,200	2,883,132
Imperva Incorporated †	89,636	3,766,505
Infoblox Incorporated †	81,400	3,404,148
Proofpoint Incorporated †	101,600	3,263,392
PROS Holdings Incorporated †	90,727	3,101,956

3

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund

Security name			Shares	Value
Software (continued)
Rally Software Development Corporation †			49,647	$1,487,424
SolarWinds Incorporated †			33,666	1,180,330
Synchronoss Technologies Incorporated †			87,858	3,343,875
Tangoe Incorporated †			69,000	1,646,340
Tyler Technologies Incorporated †			39,670	3,469,935
Ultimate Software Group Incorporated †			24,100	3,552,342
				46,093,027

Total Common Stocks (Cost $182,042,086)				262,620,802

		Yield
Short-Term Investments : 7.39%
Investment Companies : 7.39%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	6,698,556	6,698,556
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.12	13,251,395	13,251,395

Total Short-Term Investments (Cost $19,949,951)				19,949,951

Total investments in securities (Cost $201,992,037)*	104.60%			282,570,753
Other assets and liabilities, net	(4.60)			(12,423,673)

Total net assets	100.00%			$270,147,080

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $203,117,234 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$83,944,552
Gross unrealized depreciation	(4,491,033)

Net unrealized appreciation	$79,453,519

4

Wells Fargo Advantage VT Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are generally fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$262,620,802	$0	$0	$262,620,802
Short-term investments
Investment companies	6,698,556	13,251,395	0	19,949,951

	$269,319,358	$13,251,395	$0	$282,570,753

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 94.59%
Consumer Discretionary : 6.52%
Auto Components : 0.49%
Fox Factory Holding Corporation †	1,060	$20,426
Gentex Corporation	9,400	240,546
		260,972

Diversified Consumer Services : 0.85%
Corinthian Colleges Incorporated †	131,500	287,985
Strayer Education Incorporated	4,100	170,232
		458,217

Hotels, Restaurants & Leisure : 2.65%
Denny’s Corporation †	46,600	285,192
Scientific Games Corporation Class A †	27,400	443,058
The Wendy’s Company	81,800	693,664
		1,421,914

Household Durables : 1.75%
Cavco Industries Incorporated †	11,400	649,230
Harman International Industries Incorporated	3,000	198,690
KB Home Incorporated	5,000	90,100
		938,020

Specialty Retail : 0.54%
Stage Stores Incorporated	8,500	163,200
Vitamin Shoppe Incorporated †	2,900	126,875
		290,075

Textiles, Apparel & Luxury Goods : 0.24%
Crocs Incorporated †	9,600	130,656

Consumer Staples : 0.70%
Personal Products : 0.70%
Prestige Brands Holdings Incorporated †	12,500	376,500

Energy : 24.72%
Energy Equipment & Services : 9.53%
Ensco plc Class A	2,900	155,875
Helix Energy Solutions Group Incorporated †	20,000	507,400
Helmerich & Payne Incorporated	9,200	634,340
ION Geophysical Corporation †	99,400	516,880
Key Energy Services Incorporated †	51,700	376,893
Newpark Resources Incorporated †	106,400	1,347,024
Oceaneering International Incorporated	5,600	454,944
Parker Drilling Company †	47,800	272,460
PHI Incorporated (non-voting) †	9,000	339,390
PHI Incorporated (voting) †	1,700	61,608
Vantage Drilling Company †	58,000	100,340
Willbros Group Incorporated †	37,800	347,004
		5,114,158

Oil, Gas & Consumable Fuels : 15.19%
Clean Energy Fuels Corporation †	2,000	25,560

1

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Comstock Resources Incorporated	1,800	$28,638
Forest Oil Corporation †	6,900	42,090
InterOil Corporation †	74,200	5,291,202
Newfield Exploration Company †	15,600	426,972
PetroQuest Energy Incorporated †	1,200	4,812
Range Resources Corporation	16,100	1,221,829
Synergy Resources Corporation †	3,896	37,986
Trilogy Energy Corporation	37,700	1,073,483
		8,152,572

Financials : 19.04%
Commercial Banks : 4.04%
Ameris Bancorp †	3,600	66,168
Associated Banc-Corp	900	13,941
Bancorp Incorporated †	19,900	352,628
BBCN Bancorp Incorporated	9,488	130,555
CenterState Banks Incorporated	16,300	157,784
City National Corporation	3,500	233,310
First Horizon National Corporation	20,900	229,691
First Niagara Financial Group Incorporated	34,500	357,765
IBERIABANK Corporation	5,100	264,537
National Bank Holdings Corporation Class A	10,400	213,616
Park Sterling Corporation	14,900	95,509
Sandy Spring Bancorp Incorporated	2,200	51,172
		2,166,676

Consumer Finance : 0.25%
Cash America International Incorporated	2,917	132,082

Insurance : 4.52%
Argo Group International Holdings Limited	32,400	1,389,312
Hilltop Holdings Incorporated †	28,500	527,250
Mercury General Corporation	5,500	265,705
OneBeacon Insurance Group Limited	16,600	245,016
		2,427,283

REITs : 10.10%
Anworth Mortgage Asset Corporation	25,600	123,648
Capstead Mortgage Corporation	33,200	390,764
Chimera Investment Corporation	737,600	2,242,304
GEO Group Incorporated	7,700	256,025
Hatteras Financial Corporation	9,500	177,745
Invesco Mortgage Capital Incorporated	43,100	663,309
MFA Mortgage Investments Incorporated	70,500	525,225
Redwood Trust Incorporated	31,700	624,173
Sun Communities Incorporated	9,800	417,676
		5,420,869

Thrifts & Mortgage Finance : 0.13%
Northwest Bancshares Incorporated	5,300	70,066

Health Care : 6.13%
Biotechnology : 0.00%
Five Prime Therapeutics Incorporated †	126	1,651

Health Care Equipment & Supplies : 2.29%
Hologic Incorporated †	14,400	297,360
OraSure Technologies Incorporated †	106,900	642,469

2

Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Symmetry Medical Incorporated †	3,700	$30,192
Thoratec Corporation †	2,900	108,141
Varian Medical Systems Incorporated †	2,000	149,460
		1,227,622

Health Care Providers & Services : 2.67%
Air Methods Corporation	2,800	119,280
Amedisys Incorporated †	16,700	287,574
Cross Country Healthcare Incorporated †	38,037	230,504
Gentiva Health Services Incorporated †	38,000	457,520
Healthways Incorporated †	18,100	335,031
		1,429,909

Health Care Technology : 0.55%
Allscripts Healthcare Solutions Incorporated †	16,400	243,868
Medidata Solutions Incorporated †	500	49,465
		293,333

Life Sciences Tools & Services : 0.62%
Nordion Incorporated †	22,500	194,175
Parexel International Corporation †	2,800	140,644
		334,819

Industrials : 11.35%
Airlines : 5.70%
Alaska Air Group Incorporated	1,000	62,620
Delta Air Lines Incorporated	57,400	1,354,066
LATAM Airlines Group SP ADR	3,900	58,812
United Continental Holdings Incorporated †	43,900	1,348,169
US Airways Group Incorporated †	12,300	233,208
		3,056,875

Commercial Services & Supplies : 2.92%
ABM Industries Incorporated	28,500	758,670
ACCO Brands Corporation †	74,600	495,344
Healthcare Services Group Incorporated	12,100	311,696
		1,565,710

Construction & Engineering : 0.93%
Primoris Services Corporation	19,700	501,759

Electrical Equipment : 0.80%
GrafTech International Limited †	50,900	430,105

Professional Services : 0.49%
Hill International Incorporated †	43,400	143,220
Kforce Incorporated	6,900	122,061
		265,281

Road & Rail : 0.26%
Covenant Transport Incorporated Class A †	21,700	137,578

Trading Companies & Distributors : 0.25%
Applied Industrial Technologies Incorporated	2,600	133,900

3

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund

Security name	Shares	Value
Information Technology : 10.51%
Communications Equipment : 1.53%
Alcatel-Lucent SA ADR †	23,200	$81,896
Brocade Communications Systems Incorporated †	57,900	466,095
Harmonic Incorporated †	35,650	274,149
		822,140

Computers & Peripherals : 2.13%
Cray Incorporated †#	40,900	984,463
Quantum Corporation †	116,600	160,908
		1,145,371

Electronic Equipment, Instruments & Components : 5.72%
Checkpoint Systems Incorporated †	23,100	385,770
Cognex Corporation	19,800	620,928
Coherent Incorporated	12,500	768,125
OSI Systems Incorporated †#	17,400	1,295,778
		3,070,601

Internet Software & Services : 0.56%
Gogo Incorporated †	9,300	165,261
Monster Worldwide Incorporated †	30,000	132,600
		297,861

Office Electronics : 0.05%
Zebra Technologies Corporation Class A †	600	27,318

Software : 0.52%
Accelrys Incorporated †	28,300	279,038

Materials : 14.65%
Chemicals : 0.50%
Calgon Carbon Corporation †	14,100	267,759

Containers & Packaging : 0.42%
Intertape Polymer Group Incorporated	15,700	227,650

Metals & Mining : 13.14%
Agnico-Eagle Mines Limited	12,600	333,522
Carpenter Technology Corporation	13,100	761,241
Dominion Diamond Corporation †	7,100	86,549
NovaGold Resources Incorporated †	50,700	117,624
Osisko Mining Corporation †	31,500	160,020
Randgold Resources Limited ADR	49,600	3,547,888
Royal Gold Incorporated	11,100	540,126
Sandstorm Gold Limited †	7,300	39,274
Sandstorm Gold Limited - Legend Shares †(i)	18,050	97,605
Sandstorm Gold Limited - Canadian Exchange Traded Shares †	30,850	166,822
Silver Standard Resources Incorporated †	44,900	276,135
Steel Dynamics Incorporated	34,000	568,140
United States Steel Corporation	9,800	201,782
Webco Industries Incorporated †(a)	1,400	154,000
		7,050,728

Paper & Forest Products : 0.59%
Wausau Paper Corporation	24,600	319,554

4

Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name			Shares	Value
Telecommunication Services : 0.97%
Diversified Telecommunication Services : 0.97%
Cincinnati Bell Incorporated †			191,800	$521,696

Total Common Stocks (Cost $40,972,399)				50,768,318

Investment Companies : 1.36%
KBW Regional Banking ETF				80,141
Market Vectors Gold Miners ETF				436,645
Market Vectors Junior Gold Miners ETF				214,618
Total Investment Companies (Cost $1,164,568)				731,404

		Yield
Short-Term Investments : 4.24%
Investment Companies : 4.24%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	2,275,463	2,275,463

Total Short-Term Investments (Cost $2,275,463)				2,275,463

Total investments in securities (Cost $44,412,430)*	100.19%			53,775,185
Other assets and liabilities, net	(0.19)			(101,411)

Total net assets	100.00%			$53,673,774

†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(i)	Illiquid security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $44,761,351 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,434,083
Gross unrealized depreciation	(4,420,249)

Net unrealized appreciation	$ 9,013,834

5

Wells Fargo Advantage VT Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On September 30, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$50,614,318	$154,000	$0	$50,768,318
Investment companies	731,404	0	0	731,404
Short-term investments
Investment companies	2,275,463	0	0	2,275,463

	$53,621,185	$154,000	$0	$53,775,185

As of September 30, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Written options	$0	$(1,080)	$0	$(1,080)

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of September 30, 2013, the Fund entered into written options for economic hedging purposes. Open call options written at September 30, 2013 were as follow for the Fund:

Expiration Date		Number of contracts	Strike price	Market value
10-19-2013	Cray Incorporated	4	$22.50	$(720)
10-19-2013	OSI Systems Incorporated	2	75.00	(360)

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 33.52%
FHLMC ±	1.84%	5-1-2043	$913	$919
FHLMC ±	2.12	2-1-2043	55,707	55,724
FHLMC ±	2.24	7-1-2043	698,960	701,822
FHLMC ±	2.37	2-1-2043	52,690	53,206
FHLMC	2.50	5-1-2028	296,406	298,598
FHLMC ±	2.64	9-1-2042	353,565	352,202
FHLMC ±	2.68	7-1-2042	205,274	205,055
FHLMC ±	2.86	5-1-2042	137,753	138,480
FHLMC	3.00	7-1-2032	39,231	39,083
FHLMC	3.00	12-1-2032	25,520	25,423
FHLMC	3.00	1-1-2033	78,008	77,713
FHLMC	3.00	2-1-2033	41,171	41,015
FHLMC	3.00	7-1-2033	29,802	29,679
FHLMC	3.00	7-1-2033	35,768	35,632
FHLMC	3.00	8-1-2042	73,323	70,637
FHLMC	3.00	10-1-2042	28,473	27,429
FHLMC	3.00	12-1-2042	34,849	33,574
FHLMC	3.00	2-1-2043	32,601	31,405
FHLMC	3.00	2-1-2043	73,134	70,404
FHLMC	3.00	3-1-2043	122,382	117,814
FHLMC	3.00	4-1-2043	115,021	110,797
FHLMC	3.00	6-1-2043	44,775	43,100
FHLMC ±	3.17	2-1-2042	199,544	203,662
FHLMC	3.50	3-1-2033	24,559	25,261
FHLMC	3.50	3-1-2033	33,374	34,329
FHLMC	3.50	3-1-2033	91,658	94,278
FHLMC	3.50	6-1-2033	96,150	98,905
FHLMC	3.50	7-1-2033	53,665	55,205
FHLMC	3.50	11-1-2042	80,304	80,920
FHLMC	3.50	11-1-2042	48,106	48,475
FHLMC	3.50	3-1-2043	120,574	121,500
FHLMC	3.50	3-1-2043	74,289	74,859
FHLMC	3.50	3-1-2043	83,042	83,680
FHLMC	3.50	4-1-2043	47,525	47,890
FHLMC	3.50	4-1-2043	33,725	33,983
FHLMC	3.50	4-1-2043	261,557	263,566
FHLMC	3.50	4-1-2043	60,508	60,973
FHLMC	3.50	4-1-2043	82,320	82,952
FHLMC	3.50	4-1-2043	79,347	79,957
FHLMC	3.50	5-1-2043	269,159	271,226
FHLMC	3.50	5-1-2043	99,340	100,104
FHLMC	3.50	8-1-2043	45,930	46,284
FHLMC	4.00	6-1-2033	24,760	26,534
FHLMC	4.00	11-15-2037	72,279	78,068
FHLMC	4.00	6-1-2042	89,339	93,217
FHLMC	4.00	6-1-2042	189,897	198,148
FHLMC	4.00	6-1-2042	1,165,128	1,215,730
FHLMC	4.00	9-1-2042	91,717	95,704
FHLMC	4.00	10-1-2042	468,801	489,169
FHLMC	4.50	9-1-2042	85,203	91,986
FHLMC	4.50	11-1-2042	120,183	128,591
FHLMC	5.00	8-15-2038	137,771	149,568
FHLMC	5.00	8-1-2039	444,672	488,145
FHLMC	5.00	4-1-2041	67,689	74,943
FHLMC	5.00	5-1-2041	59,909	66,267
FHLMC	5.00	7-1-2041	226,577	250,641
FHLMC	5.00	8-1-2041	524,881	581,105
FHLMC	5.00	4-1-2042	62,352	68,436
FHLMC	5.50	7-1-2038	180,709	198,626
FHLMC	6.00	3-1-2034	26,385	29,137
FHLMC Series 2980 Class QA	6.00	5-15-2035	442,083	492,946
FHLMC Series 3529 Class AG	6.50	4-15-2039	171,142	188,516
FHLMC Series 3622 Class WA	5.50	9-15-2039	191,415	214,613
FHLMC Series K003 Class AAB	4.77	5-25-2018	151,000	163,771
FHLMC Series T-48 Class 1A3 ±	5.90	7-25-2033	2,573	2,988

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series T-57 Class 1A2	7.00%	7-25-2043	$424	$504
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	27,515	32,001
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	37,928	45,849
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	39,986	48,212
FNMA ±	1.71	8-1-2043	43,766	42,854
FNMA ±	2.01	1-1-2043	34,877	34,650
FNMA ±	2.02	5-1-2043	223,712	221,465
FNMA ±	2.03	7-1-2043	122,417	116,654
FNMA ±	2.04	7-1-2043	53,960	51,274
FNMA ±	2.04	6-1-2043	138,769	137,350
FNMA ±	2.31	9-1-2043	244,000	244,443
FNMA ±	2.39	1-1-2036	48,825	51,644
FNMA ±	2.46	8-1-2043	31,972	31,355
FNMA	2.50	7-25-2042	285,174	278,761
FNMA %%	2.50	12-1-2099	900,000	905,344
FNMA ±	2.52	9-1-2043	227,000	229,056
FNMA ±	2.63	9-1-2043	114,000	113,037
FNMA ±	2.66	7-1-2042	231,312	230,777
FNMA	3.00	2-1-2033	52,964	53,093
FNMA	3.00	3-1-2033	24,438	24,497
FNMA	3.00	3-1-2033	38,300	38,393
FNMA	3.00	7-1-2033	68,434	68,599
FNMA	3.00	12-1-2037	68,507	65,987
FNMA	3.00	10-1-2042	93,212	89,786
FNMA	3.00	11-1-2042	145,769	140,410
FNMA	3.00	12-25-2042	1,052,663	1,007,949
FNMA	3.00	12-25-2042	86,918	85,789
FNMA	3.00	1-1-2043	403,999	389,137
FNMA	3.00	1-1-2043	137,455	132,402
FNMA	3.00	1-1-2043	90,270	86,954
FNMA	3.00	2-1-2043	338,019	325,578
FNMA	3.00	2-1-2043	51,989	50,082
FNMA	3.00	2-1-2043	227,797	219,419
FNMA	3.00	3-1-2043	411,487	396,336
FNMA	3.00	5-1-2043	232,354	223,833
FNMA	3.00	5-1-2043	93,399	90,204
FNMA	3.00	5-1-2043	119,643	115,535
FNMA	3.00	6-1-2043	79,443	76,530
FNMA %%	3.00	12-1-2099	800,000	823,625
FNMA %%	3.00	12-1-2099	300,000	292,359
FNMA %%	3.00	12-1-2099	700,000	684,141
FNMA ±	3.03	3-1-2042	82,406	83,626
FNMA	3.50	7-1-2032	210,407	217,683
FNMA	3.50	3-1-2033	24,577	25,427
FNMA	3.50	5-1-2033	24,648	25,500
FNMA	3.50	7-1-2033	40,754	42,163
FNMA	3.50	8-1-2042	132,257	133,274
FNMA	3.50	9-1-2042	900,022	906,943
FNMA %%	3.50	10-1-2042	500,000	509,375
FNMA	3.50	1-1-2043	96,169	96,908
FNMA	3.50	2-1-2043	315,926	318,356
FNMA	3.50	3-1-2043	498,237	502,070
FNMA	4.00	9-1-2033	49,877	52,763
FNMA	4.00	6-1-2042	406,163	422,988
FNMA %%	4.50	10-1-2041	300,000	320,438
FNMA	4.50	12-1-2042	62,046	66,481
FNMA	5.00	3-1-2041	22,408	24,831
FNMA	5.00	5-1-2041	88,996	98,428
FNMA	5.00	6-1-2041	80,085	88,780
FNMA	5.00	6-1-2041	68,616	75,972
FNMA	5.00	6-1-2041	52,908	58,559
FNMA	5.00	7-1-2041	711,699	785,932
FNMA	5.00	7-1-2041	22,478	24,887
FNMA	5.00	8-1-2041	95,622	106,043
FNMA	5.00	8-1-2041	47,920	52,504

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.00%	8-1-2041	$54,877	$60,735
FNMA	5.00	8-1-2041	260,004	288,609
FNMA	5.00	8-1-2041	51,162	56,513
FNMA	5.00	9-1-2041	129,570	143,624
FNMA	5.00	9-1-2041	70,069	77,728
FNMA	5.50	9-1-2034	35,912	38,825
FNMA	5.50	4-1-2036	26,304	28,626
FNMA	5.50	7-1-2039	41,638	46,356
FNMA	5.50	4-1-2040	134,773	152,081
FNMA	6.00	3-1-2034	234,451	259,543
FNMA	6.00	8-1-2034	43,129	47,728
FNMA	6.00	8-1-2034	25,556	28,281
FNMA	6.00	11-1-2034	38,172	42,227
FNMA	6.00	4-1-2035	12,442	13,769
FNMA	6.00	4-1-2035	13,173	14,577
FNMA	6.00	11-1-2035	90,772	100,443
FNMA	6.00	12-1-2035	93,668	103,527
FNMA	6.00	7-1-2037	234,941	259,985
FNMA	6.00	7-1-2037	38,511	42,566
FNMA Series 2002-33 Class A2	7.50	6-25-2032	29,654	35,240
FNMA Series 2002-95 Class DB	6.00	1-25-2033	115,594	131,377
FNMA Series 2003-W17 Class 1A7	5.75	8-25-2033	86,000	94,430
FNMA Series 2005-5 Class PA	5.00	1-25-2035	38,056	41,433
FNMA Series 2006-56 Class CA	6.00	7-25-2036	21,727	24,202
FNMA Series 2011-58 Class AT	4.00	7-25-2041	166,234	184,943
GNMA %%	3.00	12-1-2099	1,100,000	1,083,844
GNMA %%	3.00	12-1-2099	500,000	493,984
GNMA %%	3.50	10-1-2041	300,000	308,180
GNMA %%	4.00	12-1-2099	1,000,000	1,048,281
GNMA %%	4.00	12-1-2099	1,000,000	1,051,250
GNMA %%	4.50	12-1-2099	500,000	536,172
GNMA	6.00	1-15-2040	320,039	357,245
Total Agency Securities (Cost $30,413,302)				30,386,692

Asset-Backed Securities : 13.91%
Ally Auto Receivables Trust Series 2010-2 Class A4	2.09	5-15-2015	22,787	22,869
Ally Auto Receivables Trust Series 2010-4 Class A4	1.35	12-15-2015	173,031	173,645
Ally Auto Receivables Trust Series 2010-5 Class A4	1.75	3-15-2016	224,843	226,267
Ally Auto Receivables Trust Series 2011-1 Class A4	2.23	3-15-2016	295,786	298,511
Ally Auto Receivables Trust Series 2012-1 Class A3	0.93	2-16-2016	44,719	44,856
Ally Auto Receivables Trust Series 2012-2 Class A3	0.74	4-15-2016	176,626	176,861
Ally Auto Receivables Trust Series 2013-1 Class A3	0.63	5-15-2017	170,000	169,492
Ally Auto Receivables Trust Series 2013-1 Class A4	0.84	2-15-2018	180,000	178,281
Ally Master Owner Trust Series 2011-1 Class A2	2.15	1-15-2016	168,000	168,735
Ally Master Owner Trust Series 2011-4 Class A1 ±	0.98	9-15-2016	101,000	101,394
American Express Credit Account Master Trust Series 2012 Class A ±	0.42	5-15-2020	330,000	329,169
American Express Issuance Trust II Series 2013-1 Class A ±	0.46	2-15-2019	232,000	231,793
American Express Issuance Trust II Series 2013-2 Class A ±	0.61	8-15-2019	280,000	280,003
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A2	0.49	4-8-2016	73,265	73,244
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A3	0.67	6-8-2017	102,000	101,842
AmeriCredit Automobile Receivables Trust Series 2013-3 Class A2	0.68	10-11-2016	335,000	335,139
Capital Auto Receivables Asset Trust Series 2013-1 Class A3	0.79	6-20-2017	284,000	283,126
Capital Auto Receivables Asset Trust Series 2013-2 Class A2	0.92	9-20-2016	148,000	148,183
Capital Auto Receivables Asset Trust Series 2013-2 Class A4	1.56	7-20-2018	79,000	79,495
Capital Auto Receivables Asset Trust Series 2013-3 Class A2	1.04	11-21-2016	73,000	73,160
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	97,000	97,582
Capital One Multi-Asset Execution Trust Series 2007-A1 Class A1 ±	0.23	11-15-2019	483,000	478,608
Chase Issuance Trust Series 2007-A2 Class A2 ±	0.23	4-15-2019	225,000	223,061
Chase Issuance Trust Series 2013-A3 Class A3 ±	0.46	4-15-2020	100,000	99,245
Citibank Credit Card Issuance Trust Series 2013-A1 Class A1 ±	0.28	4-24-2017	112,000	111,825
Citibank Credit Card Issuance Trust Series 2013-A6 Class A6	1.32	9-7-2018	506,000	509,289
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10-14-2022	125,244	128,161
Ford Credit Auto Owner Trust Series 2012-B Class A2	0.57	1-15-2015	14,034	14,035

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
GE Capital Credit Card Master Note Trust Series 2011-1 Class A ±	0.73%	1-15-2017	$100,000	$100,089
Honda Auto Receivables Owner Trust Series 2012-3 Class A2	0.46	12-15-2014	38,138	38,149
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10-17-2016	106,832	107,543
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.38	10-25-2033	293,000	280,500
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.37	3-23-2037	237,000	227,428
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.35	11-23-2022	253,162	252,364
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.35	10-26-2026	319,707	318,736
Nelnet Student Loan Trust Series 2007-1 Class A1 ±	0.27	11-27-2018	65,243	65,072
Nelnet Student Loan Trust Series 2007-1 Class A3 ±	0.33	5-27-2025	153,000	147,064
Nelnet Student Loan Trust Series 2007-2A Class A3L ±144A	0.60	3-25-2026	526,000	519,198
Nelnet Student Loan Trust Series 2010-4A Class A ±144A	0.98	4-25-2046	76,965	77,659
Nissan Auto Receivables Owner Trust Series 2011-A Class A3	1.18	2-16-2015	22,677	22,705
Nissan Auto Receivables Owner Trust Series 2012-A Class A2	0.54	10-15-2014	13,121	13,122
Nissan Auto Receivables Owner Trust Series 2012-B Class A2	0.39	4-15-2015	29,195	29,194
Santander Drive Auto Receivables Trust Series 2011-2 Class A3	1.29	2-16-2015	1,883	1,883
Santander Drive Auto Receivables Trust Series 2012-3 Class A2	0.83	4-15-2015	14,524	14,526
Santander Drive Auto Receivables Trust Series 2012-5 Class A2	0.57	12-15-2015	30,978	30,977
Santander Drive Auto Receivables Trust Series 2012-5 Class A3	0.83	12-15-2016	51,000	51,111
Santander Drive Auto Receivables Trust Series 2012-6 Class A3	0.62	7-15-2016	56,000	56,046
Santander Drive Auto Receivables Trust Series 2013-2 Class A3	0.70	9-15-2017	306,000	305,577
Santander Drive Auto Receivables Trust Series 2013-3 Class A2	0.55	9-15-2016	325,000	324,722
SLC Student Loan Trust Series 2007-1 Class A4 ±	0.32	5-15-2029	258,000	247,028
SLM Student Loan Trust Series 2004-8A Class A5 ±144A	0.77	4-25-2024	261,616	265,338
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.47	7-27-2026	92,098	93,473
SLM Student Loan Trust Series 2005-9 Class A4 ±	0.37	1-25-2023	30,169	30,146
SLM Student Loan Trust Series 2005-9 Class A6 ±	0.82	10-26-2026	345,000	344,625
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.66	5-15-2028	90,813	90,124
SLM Student Loan Trust Series 2007-2 Class B ±	0.44	7-25-2025	100,000	86,457
SLM Student Loan Trust Series 2010-1 Class A ±	0.58	3-25-2025	160,240	159,710
SLM Student Loan Trust Series 2011-C Class A1 ±144A	1.58	12-15-2023	163,555	164,666
SLM Student Loan Trust Series 2012-6 Class B ±	1.18	4-27-2043	100,000	89,585
SLM Student Loan Trust Series 2012-A Class A1 ±144A	1.58	8-15-2025	235,920	237,744
SLM Student Loan Trust Series 2012-B Class A1 ±144A	1.28	12-15-2021	200,465	201,050
SLM Student Loan Trust Series 2012-C Class A1 ±144A	1.28	8-15-2023	181,281	182,043
SLM Student Loan Trust Series 2012-E Class A1 ±144A	0.93	10-16-2023	253,656	253,303
SLM Student Loan Trust Series 2012-E Class A2 ±144A	1.93	6-15-2045	233,000	236,753
SLM Student Loan Trust Series 2013-1 Class B ±	1.98	11-25-2043	100,000	96,773
SLM Student Loan Trust Series 2013-3 Class A2 ±	0.53	5-26-2020	106,000	105,537
SLM Student Loan Trust Series 2013-5 Class A2 ±	0.63	10-26-2020	100,000	99,865
SLM Student Loan Trust Series 2013-A Class A1 ±144A	0.78	8-15-2022	185,675	185,075
SLM Student Loan Trust Series 2013-B Class A1 ±144A	0.83	7-15-2022	131,286	130,711
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	350,000	338,401
SLM Student Loan Trust Series 2013-C Class A1 ±144A	1.03	2-15-2022	180,000	180,002
SLM Student Loan Trust Series 2013-C Class A2A 144A	2.94	10-15-2031	163,000	162,961
SMS Student Loan Trust Series 2000-A Class A2 ±	0.45	10-28-2028	79,248	78,883
SMS Student Loan Trust Series 2000-B Class A2 ±	0.46	4-28-2029	76,380	76,040
Toyota Auto Receivables Owner Trust Series 2012-A Class A2	0.57	10-15-2014	22,014	22,017
Volkswagen Auto Loan Enhanced Trust Series 2012-2 Class A2	0.33	7-20-2015	69,598	69,563
World Financial Network Credit Card Master Trust Series 2013-B Class A	0.91	3-16-2020	239,000	237,229
Total Asset-Backed Securities (Cost $12,566,113)				12,606,638

Corporate Bonds and Notes : 17.66%
Consumer Discretionary : 1.62%
Automobiles : 0.95%
Daimler Finance North America LLC 144A	1.45	8-1-2016	185,000	185,634
Daimler Finance North America LLC 144A	1.88	1-11-2018	150,000	148,537
Daimler Finance North America LLC 144A	2.38	8-1-2018	150,000	150,272
General Motors Corporation 144A	3.50	10-2-2018	200,000	200,000
General Motors Corporation 144A	4.88	10-2-2023	40,000	39,700
General Motors Corporation 144A	6.25	10-2-2043	40,000	39,900
Hyundai Capital America Company 144A	1.88%	8-9-2016	95,000	95,418
				859,461

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media : 0.48%
DIRECTV Holdings LLC	3.80	3-15-2022	$45,000	$42,017
NBCUniversal Enterprise Company 144A	1.97	4-15-2019	100,000	97,121
NBCUniversal Media LLC	4.45	1-15-2043	24,000	22,178
Viacom Incorporated	2.50	9-1-2018	55,000	54,911
Viacom Incorporated	4.25	9-1-2023	110,000	109,450
Viacom Incorporated	5.85	9-1-2043	110,000	111,967
				437,644

Specialty Retail : 0.19%
Home Depot Incorporated	3.75	2-15-2024	165,000	167,063

Consumer Staples : 0.66%
Beverages : 0.28%
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	70,000	88,100
PepsiCo Incorporated	2.25	1-7-2019	165,000	165,444
				253,544

Food & Staples Retailing : 0.08%
The Kroger Company	3.85	8-1-2023	40,000	39,413
The Kroger Company	5.15	8-1-2043	30,000	29,358
				68,771

Food Products : 0.30%
ConAgra Foods Incorporated	1.30	1-25-2016	75,000	75,092
Kraft Foods Group Incorporated	6.50	2-9-2040	75,000	88,138
Tyson Foods Incorporated	4.50	6-15-2022	105,000	109,023
				272,253

Energy : 1.88%
Energy Equipment & Services : 0.24%
Halliburton Company	2.00	8-1-2018	135,000	134,908
Halliburton Company	3.50	8-1-2023	80,000	79,329
				214,237

Oil, Gas & Consumable Fuels : 1.64%
Chevron Corporation	1.72	6-24-2018	45,000	44,864
Chevron Corporation	3.19	6-24-2023	50,000	49,132
DCP Midstream Operating Company	4.95	4-1-2022	99,000	98,581
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	105,000	111,184
Energen Corporation	4.63	9-1-2021	110,000	109,013
Energy Transfer Partners LP	5.15	2-1-2043	30,000	26,789
Energy Transfer Partners LP	5.95	10-1-2043	65,000	64,520
Energy Transfer Partners LP	6.50	2-1-2042	43,000	45,387
Hess Corporation	5.60	2-15-2041	25,000	25,698
Kerr-McGee Corporation	6.95	7-1-2024	150,000	175,685
Kinder Morgan Energy Partners LP	5.00	3-1-2043	90,000	81,380
MidAmerican Energy Company	2.40	3-15-2019	140,000	142,625
MidAmerican Energy Company	4.80	9-15-2043	80,000	81,240
Murphy Oil Corporation	3.70	12-1-2022	130,000	121,219
Rowan Companies Incorporated	5.40	12-1-2042	54,000	48,786
Spectra Energy Partners LP	2.95	9-25-2018	55,000	55,918

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Spectra Energy Partners LP	5.95%	9-25-2043	$35,000	$36,854
TC Pipelines LP	4.65	6-15-2021	68,000	69,148
Western Gas Partners	5.38	6-1-2021	30,000	32,095
WPX Energy Incorporated	6.00	1-15-2022	70,000	70,963
				1,491,081

Financials : 7.75%
Capital Markets : 1.02%
AGL Capital Corporation	4.40	6-1-2043	70,000	63,708
Goldman Sachs Group Incorporated	2.90	7-19-2018	124,000	125,023
Goldman Sachs Group Incorporated	6.25	2-1-2041	80,000	89,614
Goldman Sachs Group Incorporated	6.75	10-1-2037	45,000	46,958
Lazard Group LLC	6.85	6-15-2017	215,000	243,733
Lazard Group LLC	7.13	5-15-2015	150,000	162,364
Morgan Stanley	5.38	10-15-2015	100,000	107,542
Morgan Stanley	5.50	7-28-2021	81,000	88,619
				927,561

Commercial Banks : 0.45%
HSBC USA Incorporated	2.38	2-13-2015	140,000	143,150
HSBC USA Incorporated	2.63	9-24-2018	170,000	172,304
Inter-American Development Bank Series EMTN	3.88	10-28-2041	100,000	92,328
				407,782

Consumer Finance : 0.60%
American Express Credit Corporation	1.75	6-12-2015	230,000	234,207
Ford Motor Credit Company LLC	5.88	8-2-2021	280,000	311,364
				545,571

Diversified Financial Services : 3.07%
Bank of America Corporation	1.50	10-9-2015	360,000	361,997
Bank of America Corporation	2.00	1-11-2018	158,000	155,416
Bank of America Corporation	4.10	7-24-2023	260,000	258,497
Bank of America Corporation	6.00	9-1-2017	125,000	141,577
Citigroup Incorporated	1.70	7-25-2016	125,000	125,596
Citigroup Incorporated	2.65	3-2-2015	74,000	75,667
Citigroup Incorporated	4.45	1-10-2017	156,000	168,937
Citigroup Incorporated	5.88	1-30-2042	50,000	55,585
CME Group Incorporated	5.30	9-15-2043	110,000	113,451
General Electric Capital Corporation	2.30	4-27-2017	140,000	143,655
General Electric Capital Corporation	3.10	1-9-2023	150,000	140,383
General Electric Capital Corporation	5.88	1-14-2038	120,000	132,448
Glencore Funding LLC 144A	2.50	1-15-2019	75,000	70,320
ING US Incorporated	5.50	7-15-2022	35,000	37,693
JPMorgan Chase & Company	3.20	1-25-2023	55,000	51,476
JPMorgan Chase & Company	6.00	10-1-2017	250,000	286,089
Murray Street Investment Trust I	4.65	3-9-2017	373,000	397,865
National Rural Utilities Cooperative Finance Corporation	2.35	6-15-2020	70,000	68,104
				2,784,756

Insurance : 1.42%
Allstate Corporation ±	5.75	8-15-2053	90,000	87,750
American International Group Incorporated %%	4.13	2-15-2024	100,000	100,115
American International Group Incorporated	4.88	6-1-2022	46,000	49,366
American International Group Incorporated	6.40	12-15-2020	65,000	76,621
American International Group Incorporated	8.25	8-15-2018	100,000	124,708
Assurant Incorporated	2.50	3-15-2018	110,000	108,018
Berkshire Hathaway Financial Incorporated	4.50	2-11-2043	35,000	32,610

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Hartford Financial Services Group Incorporated	4.30%	4-15-2043	$75,000	$66,174
Hartford Financial Services Group Incorporated	5.13	4-15-2022	30,000	32,847
Liberty Mutual Group Incorporated 144A	4.25	6-15-2023	50,000	48,786
Liberty Mutual Group Incorporated 144A	6.50	5-1-2042	61,000	65,819
Markel Corporation	3.63	3-30-2023	45,000	42,782
Markel Corporation	4.90	7-1-2022	65,000	68,240
Markel Corporation	5.00	3-30-2043	40,000	37,247
MetlLife Incorporated	4.37	9-15-2023	115,000	120,275
Prudential Financial Incorporated	2.30	8-15-2018	75,000	75,673
Reinsurance Group of America Incorporated	4.70	9-15-2023	85,000	86,956
W.R. Berkley Corporation	4.63	3-15-2022	56,000	57,912
				1,281,899

REITs : 1.19%
American Tower Corporation	3.50	1-31-2023	91,000	79,914
American Tower Corporation	4.50	1-15-2018	93,000	98,239
American Tower Corporation	5.05	9-1-2020	73,000	75,747
AvalonBay Communities Incorporated	3.63	10-1-2020	35,000	35,552
Boston Properties LP	3.13	9-1-2023	55,000	50,406
Boston Properties LP	3.80	2-1-2024	85,000	81,740
Boston Properties LP	3.85	2-1-2023	15,000	14,618
DDR Corporation	3.38	5-15-2023	125,000	114,008
DDR Corporation	4.63	7-15-2022	130,000	132,414
Equity One Incorporated	3.75	11-15-2022	46,000	43,403
Federal Realty Investment Trust	3.00	8-1-2022	55,000	51,090
HCP Incorporated	3.75	2-1-2019	50,000	51,790
HCP Incorporated	5.65	12-15-2013	150,000	151,470
Prologis LP	4.25	8-15-2023	100,000	99,503
				1,079,894

Health Care : 1.58%
Biotechnology : 0.30%
Amgen Incorporated	5.38	5-15-2043	125,000	124,480
Celgene Corporation	2.30	8-15-2018	70,000	69,984
Celgene Corporation	5.25	8-15-2043	75,000	74,291
				268,755

Health Care Equipment & Supplies : 0.44%
Boston Scientific Corporation	2.65	10-1-2018	90,000	90,060
Boston Scientific Corporation	4.13	10-1-2023	110,000	109,393
Edwards Lifesciences Corporation %%	2.88	10-15-2018	85,000	84,685
St. Jude Medical Incorporated	3.25	4-15-2023	125,000	118,852
				402,990

Health Care Providers & Services : 0.35%
Express Scripts Holding Company	2.10	2-12-2015	150,000	152,402
WellPoint Incorporated	3.13	5-15-2022	132,000	125,391
Wellpoint Incorporated	5.10	1-15-2044	40,000	38,958
				316,751

Pharmaceuticals : 0.49%
AbbVie Incorporated	2.00	11-6-2018	50,000	49,106
Merck & Company Incorporated	1.30	5-18-2018	120,000	117,166
Merck & Company Incorporated	2.80	5-18-2023	85,000	80,427
Perrigo Company	2.95	5-15-2023	65,000	62,867
Pfizer Incorporated	3.00	6-15-2023	70,000	67,130
Teva Pharmaceutical Finance LLC	2.25%	3-18-2020	68,000	64,518
				441,214

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 0.45%
Aerospace & Defense : 0.26%
Northrop Grumman Corporation	3.25	8-1-2023	$140,000	$132,376
Northrop Grumman Corporation	4.75	6-1-2043	105,000	99,055
				231,431

Building Products : 0.07%
Owens Corning Incorporated	4.20	12-15-2022	68,000	66,364

Road & Rail : 0.12%
ERAC USA Finance LLC 144A	3.30	10-15-2022	35,000	33,281
ERAC USA Finance LLC 144A	5.63	3-15-2042	77,000	78,119
				111,400

Information Technology : 0.63%
Computers & Peripherals : 0.16%
IBM Corporation	1.63	5-15-2020	160,000	150,368

Semiconductors & Semiconductor Equipment : 0.08%
Intel Corporation	4.00	12-15-2032	75,000	68,913

Software : 0.39%
Oracle Corporation	2.38	1-15-2019	275,000	276,361
Oracle Corporation	3.63	7-15-2023	80,000	79,822
				356,183

Telecommunication Services : 1.27%
Diversified Telecommunication Services : 1.27%
AT&T Incorporated	1.60	2-15-2017	140,000	140,344
AT&T Incorporated	4.30	12-15-2042	35,000	29,136
Verizon Communications Incorporated	2.50	9-15-2016	255,000	262,884
Verizon Communications Incorporated	3.65	9-14-2018	187,000	197,084
Verizon Communications Incorporated	4.50	9-15-2020	65,000	69,135
Verizon Communications Incorporated	5.15	9-15-2023	70,000	75,057
Verizon Communications Incorporated	6.40	9-15-2033	182,000	202,091
Verizon Communications Incorporated	6.55	9-15-2043	155,000	174,962
				1,150,693

Utilities : 1.82%
Electric Utilities : 1.22%
Ameren Corporation	8.88	5-15-2014	108,000	113,184
American Electric Power Company	1.65	12-15-2017	135,000	132,650
Commonwealth Edison Company	4.60	8-15-2043	50,000	49,098
Dayton Power & Light Company 144A	1.88	9-15-2016	105,000	105,842
Duke Energy Corporation	1.63	8-15-2017	65,000	64,758
Duke Energy Ohio Incorporated	3.80	9-1-2023	55,000	56,224
PPL Capital Funding Incorporated	3.40	6-1-2023	60,000	55,937
PPL Capital Funding Incorporated	4.20	6-15-2022	45,000	44,797
PPL Capital Funding Incorporated	4.70	6-1-2043	55,000	49,164
Progress Energy Incorporated	3.15	4-1-2022	49,000	46,872
Progress Energy Incorporated	4.10	5-15-2042	25,000	23,048

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Southern California Edison Company %%	4.65%	10-1-2043	$120,000	$118,605
Southern Company	2.45	9-1-2018	99,000	99,985
Southwestern Electric Power Company	3.55	2-15-2022	90,000	87,442
Virginia Electric Power Company	4.65	8-15-2043	60,000	59,490
				1,107,096

Gas Utilities : 0.24%
ONEOK Partners LP	2.00	10-1-2017	85,000	84,402
ONEOK Partners LP	3.20	9-15-2018	75,000	76,430
ONEOK Partners LP	6.20	9-15-2043	55,000	56,651
				217,483

Independent Power Producers & Energy Traders : 0.06%
Southern Power Company	5.25	7-15-2043	50,000	49,825

Multi-Utilities : 0.30%
Dominion Resources Incorporated	8.88	1-15-2019	115,000	148,853
Northern States Power Company of Minnesota	2.60	5-15-2023	20,000	18,725
Pacific Gas & Electric Corporation	3.25	6-15-2023	70,000	66,724
Pacific Gas & Electric Corporation	4.60	6-15-2043	45,000	41,945
				276,247

Total Corporate Bonds and Notes (Cost $16,044,902)				16,007,230

Municipal Obligations : 0.96%
California : 0.24%
California Build America Bonds (GO)	7.60	11-1-2040	80,000	104,612
Los Angeles CA Community College District Build America Bonds (GO)	6.75	8-1-2049	95,000	117,563
				222,175

Illinois : 0.12%
Illinois Finance Authority (GO)	5.37	3-1-2017	55,000	58,539
Illinois Finance Authority (GO)	5.88	3-1-2019	45,000	48,456
				106,995

Nevada : 0.14%
Clark County NV Airport Authority (Airport Revenue)	6.82	7-1-2045	100,000	122,862

New Jersey : 0.16%
New Jersey Turnpike Authority (Transportation Revenue)	7.10	1-1-2041	119,000	149,588

New York : 0.12%
Port Authority of New York and New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	125,000	105,341

Ohio : 0.03%
Ohio State University Taxable Series A (Education Revenue)	4.80	6-1-2111	36,000	31,212

Texas : 0.15%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	109,000	131,724

Total Municipal Obligations (Cost $804,625)				869,897

Non-Agency Mortgage Backed Securities : 7.98%
Bank of America Commercial Mortgage Trust Series 2004-6 Class A3	4.51	12-10-2042	1,392	1,396

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Bank of America Commercial Mortgage Trust Series 2006-6 Class A4	5.36%	10-10-2045	$122,000	$132,647
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	2-11-2041	4,153	4,150
CFCRE Commercial Mortgage Trust Series 2011-C1 Series A4 ±144A	4.96	4-15-2044	100,000	108,831
Citigroup Commercial Mortgage Trust Series 2005-C3 Class A4	4.86	5-15-2043	115,000	119,913
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class AAB	2.69	4-10-2046	37,000	36,022
Commercial Mortgage Pass-Through Certificate Series 2010-CL Class A3 144A	4.21	7-10-2046	138,000	146,403
Commercial Mortgage Pass-Through Certificate Series 2012-LC4 Class A3	3.07	12-10-2044	60,000	61,036
Commercial Mortgage Pass-Through Certificate Series 2012-LC4 Class A4	3.29	12-10-2044	97,000	96,014
Commercial Mortgage Pass-Through Certificate Series 2013-CR7 Class ASB	2.74	3-10-2046	126,000	123,978
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class A1	1.34	7-10-2045	94,039	94,214
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class A4 ±	4.38	7-10-2045	148,000	154,370
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class ASB	3.83	7-10-2045	125,000	130,345
Credit Suisse First Boston Mortgage Securities Corporation Series 2004-C5 Class A4	4.83	11-15-2037	23,000	23,790
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83	4-15-2037	52,000	54,251
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	90,000	95,205
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	589,000	642,971
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A1 144A	3.74	11-10-2046	93,704	98,626
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A3 144A	5.00	11-10-2046	100,000	110,713
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	111,000	119,358
Greenwich Capital Commercial Funding Corporation Series 2004-GG1 Class A7 ±	5.32	6-10-2036	53,415	53,921
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	4-10-2037	425,000	451,678
GS Mortgage Securities Corporation II Series 2005-GG4 Class A4	4.75	7-10-2039	133,000	138,870
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	344,285	386,762
JPMBB Commercial Mortgage Securities Corporation Series 2013-C12 Class A1	1.08	7-15-2045	88,104	87,651
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	7-15-2041	250,534	256,011
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP4 Class A4 ±	4.92	10-15-2042	202,809	214,744
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006 Class A4 ±	5.48	12-12-2044	100,000	107,559
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB17 Class A4	5.43	12-12-2043	277,000	302,347
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	5-15-2047	22,760	23,154
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-C1 Class A4	5.72	2-15-2051	81,000	90,040
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A3 144A	4.07	11-15-2043	100,000	104,972
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	76,098	79,720
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C4 Class A4 144A	4.39	7-15-2046	112,000	119,182
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-C8 Class ASB	2.38	10-15-2045	80,000	77,050
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013 Class C14 ±	3.76	8-15-2046	121,000	124,718
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class A1	1.30	1-15-2046	40,000	40,077

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class A2	2.67%	1-15-2046	$144,000	$147,161
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class ASB	3.41	1-15-2046	31,000	31,418
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C14 Class A2	3.02	8-15-2046	170,000	176,308
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-LC11 Class ASB	2.55	4-15-2046	144,000	138,319
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63	10-15-2029	4,249	4,261
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C8 Class A6 ±	4.80	12-15-2029	18,429	18,908
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3 ±	6.07	7-15-2044	53,000	54,094
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A ±	4.95	7-12-2038	76,000	78,210
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A4 ±	5.05	7-12-2038	65,000	69,055
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	181,058	181,530
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class ASB ±	3.91	7-15-2046	24,000	25,029
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A2	3.09	8-15-2046	243,000	252,325
Morgan Stanley Bank Trust Series 2012-C5 Class A3	2.83	8-15-2045	90,000	88,955
Morgan Stanley Bank Trust Series 2012-C6 Class A3	2.51	11-15-2045	229,000	222,316
Morgan Stanley Bank Trust Series 2013-C7 Class AAB	2.47	2-15-2046	69,000	66,381
Morgan Stanley Capital I Trust Series 2004-HQ4 Class A7	4.97	4-14-2040	75,122	76,755
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	100,000	108,812
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S ±	0.29	2-25-2047	9,605	8,535
Motel 6 Trust Series 2012-MTL6 Class A2 144A	1.95	10-5-2025	191,000	187,330
Sequoia Mortgage Trust Series 2010-H1 Class A1 ±	3.75	2-25-2040	5,569	5,488
Sequoia Mortgage Trust Series 2011-1 Class A1 ±	4.13	2-25-2041	6,723	6,725
UBS Barclays Commercial Mortgage Trust Series 2012-C3 Class A3	2.73	8-10-2049	96,000	94,614
UBS Barclays Commercial Mortgage Trust Series 2013-C6 Class ASB	2.79	4-10-2046	185,000	181,435
Total Non-Agency Mortgage Backed Securities (Cost $7,255,569)				7,236,653

U.S. Treasury Securities : 23.33%
U.S. Treasury Bond	2.75	11-15-2042	156,000	129,090
U.S. Treasury Bond	2.88	5-15-2043	118,000	100,134
U.S. Treasury Bond	3.13	11-15-2041	412,000	371,315
U.S. Treasury Bond	3.13	2-15-2043	291,000	260,672
U.S. Treasury Bond	3.63	8-15-2043	836,000	826,203
U.S. Treasury Bond	4.38	5-15-2041	25,000	28,246
U.S. Treasury Note	0.25	7-31-2015	2,675,000	2,673,224
U.S. Treasury Note	0.25	10-15-2015	842,000	840,487
U.S. Treasury Note	0.38	8-31-2015	3,073,000	3,076,841
U.S. Treasury Note	0.63	8-15-2016	1,452,000	1,453,247
U.S. Treasury Note	0.88	9-15-2016	1,180,000	1,188,942
U.S. Treasury Note	1.00	3-31-2017	1,091,000	1,096,200
U.S. Treasury Note	1.38	11-30-2015	1,046,000	1,068,472
U.S. Treasury Note	1.38	7-31-2018	394,000	394,769
U.S. Treasury Note ##	1.38	9-30-2018	1,744,000	1,743,182
U.S. Treasury Note ##	1.50	8-31-2018	1,105,000	1,112,597
U.S. Treasury Note ##	2.50	8-15-2023	1,759,000	1,741,959
U.S. Treasury Note	2.75	11-30-2016	992,000	1,054,931
U.S. Treasury Note	3.13	4-30-2017	1,848,000	1,994,541
Total U.S. Treasury Securities (Cost $21,168,092)				21,155,052

Yankee Corporate Bonds and Notes : 5.08%
Consumer Discretionary : 0.18%
Textiles, Apparel & Luxury Goods : 0.18%
LVMH Moet Hennessy Louis 144A	1.63	6-29-2017	163,000	162,606

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples : 0.12%
Beverages : 0.12%
Diageo Capital plc	1.13%	4-29-2018	$110,000	$106,261

Energy : 1.18%
Energy Equipment & Services : 0.09%
Weatherford International Limited	4.50	4-15-2022	60,000	59,405
Weatherford International Limited	5.95	4-15-2042	25,000	23,933
				83,338

Oil, Gas & Consumable Fuels : 1.09%
BP Capital Markets plc	2.75	5-10-2023	40,000	36,550
Canadian Oil Sands Trust Limited 144A	4.50	4-1-2022	60,000	60,371
Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	85,000	87,081
Ecopetrol SA	4.25	9-18-2018	40,000	41,150
Ecopetrol SA	7.38	9-18-2043	85,000	92,013
Husky Energy Incorporated	7.25	12-15-2019	57,000	69,797
Petrobras Global Finance Company	3.00	1-15-2019	225,000	211,644
Petroleos Mexicanos Company ±	2.29	7-18-2018	50,000	51,500
Petroleos Mexicanos Company	4.88	1-18-2024	50,000	50,000
Petroleos Mexicanos Company	5.50	6-27-2044	70,000	63,540
Talisman Energy Incorporated	7.75	6-1-2019	75,000	90,958
Transocean Incorporated	6.38	12-15-2021	120,000	133,435
				988,039

Financials : 1.85%
Commercial Banks : 1.58%
Banco Santander SA 144A	4.13	11-9-2022	150,000	137,625
Bank of Montreal	2.38	1-25-2019	170,000	170,089
BNP Paribas	2.70	8-20-2018	170,000	171,983
Credit Agricole SA 144A%%	2.63	10-3-2018	250,000	249,295
HSBC Holdings plc	4.00	3-30-2022	65,000	66,164
ING Bank NV 144A	5.80	9-25-2023	90,000	90,937
Rabobank Nederland NV	3.88	2-8-2022	95,000	95,152
Royal Bank of Canada Incorporated %%	2.00	10-1-2019	200,000	200,307
Royal Bank of Scotland Group plc	6.10	6-10-2023	55,000	55,507
Standard Chartered plc 144A	5.20	1-26-2024	200,000	201,031
				1,438,090

Thrifts & Mortgage Finance : 0.27%
Stadshypotek AB 144A	1.88	10-2-2019	250,000	241,766

Health Care : 0.24%
Health Care Equipment & Supplies : 0.24%
Mallinckrodt International Finance SA 144A	4.75	4-15-2023	225,000	214,019

Materials : 0.66%
Chemicals : 0.15%
LyondellBasell International Finance BV	4.00	7-15-2023	80,000	79,345
LyondellBasell International Finance BV	5.25	7-15-2043	55,000	54,077
				133,422

Metals & Mining : 0.51%
Barrick Gold Corporation	4.10	5-1-2023	95,000	83,692
BHP Billiton Finance USA Limited	3.85	9-30-2023	125,000	126,015
BHP Billiton Finance USA Limited	5.00	9-30-2043	120,000	122,200

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — September 30, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Metals & Mining (continued)
Vale SA		5.63%	9-11-2042	$69,000	$60,178
Xstrata Finance Canada 144A		2.05	10-23-2015	71,000	71,199
					463,284

Telecommunication Services : 0.80%
Diversified Telecommunication Services : 0.07%
Telefonica Emisiones SAU		4.57	4-27-2023	70,000	67,156

Wireless Telecommunication Services : 0.73%
America Movil SAB de CV		3.13	7-16-2022	235,000	216,396
Rogers Communications Incorporated %%		5.45	10-1-2043	70,000	69,358
Vodafone Group plc		0.90	2-19-2016	225,000	224,627
Vodafone Group plc		1.50	2-19-2018	155,000	150,718
					661,099

Utilities : 0.05%
Electric Utilities : 0.05%
Electricite de France SA 144A		4.60	1-27-2020	40,000	43,623

Total Yankee Corporate Bonds and Notes (Cost $4,711,846)					4,602,703

Yankee Government Bonds : 1.57%
Japan Bank for International Cooperation		1.75	7-31-2018	220,000	219,242
Province of Quebec		2.63	2-13-2023	130,000	120,939
Republic of Slovenia 144A		4.75	5-10-2018	200,000	192,500
Russian Federation 144A		4.88	9-16-2023	200,000	204,500
Slovak Republic 144A		4.38	5-21-2022	375,000	386,813
United Mexican States %%		4.00	10-2-2023	26,000	25,838
United Mexican States		5.75	10-12-2049	290,000	272,600
Total Yankee Government Bonds (Cost $1,460,344)					1,422,432

		Yield		Shares
Short-Term Investments : 5.48%
Investment Companies : 5.48%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.08		4,972,371	4,972,371

Total Short-Term Investments (Cost $4,972,371)					4,972,371

Total investments in securities (Cost $99,397,164)*	109.49%				99,259,668
Other assets and liabilities, net	(9.49)				(8,607,165)

Total net assets	100.00%				$90,652,503

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	Security issued on a when-issued basis.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
##	All or a portion of this security has been segregated for when-issued securities.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.

Portfolio of investments — September 30, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

*	Cost for federal income tax purposes is $99,836,457 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$988,804
Gross unrealized depreciation	(1,565,593)

Net unrealized depreciation	$(576,789)

Wells Fargo Advantage VT Total Return Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$30,386,692	$0	$30,386,692
Asset-backed securities	0	12,606,638	0	12,606,638
Corporate bonds and notes	0	16,007,230	0	16,007,230
Municipal obligations	0	869,897	0	869,897
Non-agency mortgage backed securities	0	7,236,653	0	7,236,653
U.S. Treasury securities	21,155,052	0	0	21,155,052
Yankee corporate bonds and notes	0	4,602,703	0	4,602,703
Yankee government bonds	0	1,422,432	0	1,422,432
Short-term investments
Investment companies	4,972,371	0	0	4,972,371

	$26,127,423	$73,132,245	$0	$99,259,668

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	November 25, 2013

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	November 25, 2013